Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	871654	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed prepaid interest under Prepaids that does not match calculated figures. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Value - Total Closing Costs: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX disclosed a final value for Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) disclosed on page 2. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	BUYER - WAIVED COMMENT (2019-06-19): Revised CD was signed by borrower prior to funding/disbursement with accurate figures
REVIEWER - GENERAL COMMENT (2019-06-19): Post review condition added due to actual Final CD provided with signature date ofXX/XX/XXXX (which cured RTC conditions)
.. If document was not provided to borrower matching the actual Final CD figure, condition can be waived without comp factors and lenders' acknowledgment of condition.
REVIEWER - CURED COMMENT (2019-06-19): Letter of Explanation & Corrected Closing Disclosure provided
REVIEWER - CURED COMMENT (2019-06-19): Letter of Explanation & Corrected Closing Disclosure provided
REVIEWER - CURED COMMENT (2019-06-19): Letter of Explanation & Corrected Closing Disclosure provided
REVIEWER - CURED COMMENT (2019-06-19): Letter of Explanation & Corrected Closing Disclosure provided
REVIEWER - CURED COMMENT (2019-06-19): AMC received PCCD correcting close date and LOE. Exception Cured.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller Value - Total Closing Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

																								Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	563420	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.
Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Final Closing Disclosure provided on XX/XX/XXXX disclosed prepaid interest under Prepaids that does not match calculated figures.
Federal Compliance - TRID Final Closing Disclosure Without Seller Value - Total Closing Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed a final value for Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) disclosed on page 2.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation.
																						Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation.					-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	569930	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: The final CD does not identify any seller paid fees. The post funding CD shows $4,000.00 in seller paid fees while the seller's CD shows $XXX.	REVIEWER - CURED COMMENT (2019-07-17): Data supplied on subsequent CDs (SFIG).		40% DTI on this full documentation loan < 50% guideline max - 10% below program guideline maximum		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	218912	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Cash To Close: Calculation Cash to Close table on Final CD shows -$XXX, calculated is -$XXX.	REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (SFIG). REVIEWER - GENERAL COMMENT (2019-07-17): Received rebuttal, but it does not contain the amounts in the Calculation Cash to Close section. Please reference this section for the discrepancy.	Federal Compliance - TRID Final Closing Disclosure With Seller - Cash To Close: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	186247	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
																					[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of XX/XX/XXXX, but transaction consummation (mortgage notary) date was XX/XX/XXXX.	REVIEWER - CURED COMMENT (2017-04-19): Designation switched to Non-QM	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	392802	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided onXX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)
																					[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Consummation date is XX/XX/XXXX. Final Closing Disclosure reflects closing date of XX/XX/XXXX.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	40 months reserves > 3 months guideline minimum - borrowers have verified reserves of $XXX XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum Required residual income is $4,300. Actual residual income is $XXXX. Minimum required is 125% of required or $5,375..		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	978017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Data field is blank.		Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	246978	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: CD data field is blank, calculates to be $99.70.		Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	842364	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $450.00. Insufficent or no cure was provided to the borrower. (7506)		REVIEWER - CURED COMMENT (2017-04-28): Cured at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	39.79% DTI on this full documentation loan < 50% guideline max - 10.21% below program guideline maximum Borrower on this full documentation loan has a disposable income of $XXXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	878025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender approved exception in file.	REVIEWER - WAIVED COMMENT (2017-05-10): Client elects to waive.	1				1					6 months reserves required; have 74.98 months verified. Borrower on this full documentation loan has a disposable income of $XXXX when only $4700 is required.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	653200	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	617148	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 4.56 is less than Guideline PITIA months reserves of 6.00. [2] Guideline Issue - Residual income is less than $1,500.00 and below guideline minimum.	Lender approved exception. Lender's exception approved in file.	REVIEWER - WAIVED COMMENT (2017-05-19): Client elects to waive. REVIEWER - WAIVED COMMENT (2017-05-19): Client elects to waive.	1				1					XXX FICO , 660 required 85% LTV, max 90% allowed		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	725943	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Seller at Closing) that does not match sum of fees. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: Final Closing Disclosure reflects Seller Paid Closing Costs totaling $XXX, however actual calculated is $XXX. Federal Compliance - TRID Seller Closing Disclosure: The file is missing a copy of the Seller's CD.		Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	44.66% DTI on this Full documentation loan < 50% guideline max - 5.40% below program guideline maximum Borrowers made a down payment of $XXXX from their own funds on this purchase transaction.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	637948	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Exception to not include taxes and insurance payment for daughters property where borrower is on title to not be considered in the qualifying ratios. Lender approved exception.	REVIEWER - WAIVED COMMENT (2017-05-24): Client elects to waive.	1	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. [2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed prepaid interest under Prepaids that does not match calculated figures. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: 17 days collected and should be 16.	REVIEWER - CURED COMMENT (2017-07-17): Lender provided LOE, proof of delivery, and re-opened rescission on correct form.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	25.29 months reserves > 3 months guideline minimum - borrowers have verified reserves of $XXXX. 47.27% LTV < 80 guideline max - $XXXX more equity than required by program guidelines		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	117386	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Lender approved exception for DTI. Guidelines maximum for non-warrantable condo level 3 is 43%. Exception approved for 50.057% Lender approved exception for DTI. Guidelines maximum for non-warrantable condo level 3 is 43%. Exception approved for 50.057%	REVIEWER - WAIVED COMMENT (2017-05-25): Client elects to waive. REVIEWER - WAIVED COMMENT (2017-05-25): Client elects to waive.	1	2	[2] Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $23.05 exceeds tolerance of $0.00. Insufficent or no cure was provided to the borrower. (7520)	Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:: Post close CD issuedXX/XX/XXXX was signed onXX/XX/XXXX. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for pest inspection fee of $75.00 was not provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $23.05 was provided.	REVIEWER - CURED COMMENT (2017-05-25): Cure for $23.05 was provided on final CD	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	29 months reserves > 12 months guideline minimum - borrowers have verified reserves of $XXXX Borrower on this full documentation loan has a disposable income of $XXXX, $1,480 required by guidelines.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	823094	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Higher Priced QM	2	1	1	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TRID Alternate Table Usage: TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - TRID Alternate Table Usage: Initial Loan Estimate disclosure was issued on the "Without Seller" form, and the re-disclosed Loan Estimates, initial and final Closing Disclosures were issued on the "With Seller" form. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: The Final Closing Disclosure reflects title fees in Section C, however the provider from the SSPL was utilized; therefore fees should be located in Section B.	REVIEWER - CURED COMMENT (2017-07-17): Lender provided LOE, proof of delivery, and re-opened rescission on the correct form.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Alternate Table Usage: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	34.14% DTI on this Full documentation loan < 50.00% guideline max -15.86% below program guideline maximum XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	732595	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1					18.78% DTI on this Full documentation loan < 50% guideline max - 31.22% below program guideline maximum XXX representative FICO score > 680 guideline minimum - XXX points above guideline minimum		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	100618	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1					21.33 months reserves > 9 months guideline minimum - borrowers have verified reserves of $XXXX 38.25% DTI on this Full documentation loan < 50% guideline max - 11.75% below program guideline maximum		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	978556	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
																					[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.		REVIEWER - CURED COMMENT (2017-07-17): Lender provided LOE, proof of delivery, and re-opened rescission on correct form.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Residual income required per guidelines is $1,000. Actual is $XXXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	975530	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: $XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXXX	Guidelines require all judgements, liens, collections accounts and charge off accounts that cumulatively total in excess of $25,000 are permitted. The origination credit report reflects two accounts that are reported under the collections, with last activity of 11/2014 with a balance of $XXX and last activity of 10/2012 with a balance of $XXX. Also reporting are collections accounts with a cumulative balance of $XXX. No documentation provided to show accounts were paid prior to closing.		1				2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application DateXX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due DateXX/XX/XXXX. (Alderman,David Molekule Consulting Inc/S-Corp)						-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	118874	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	895481	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender approved two exceptions: To allow lack of K-1's to verify less than 25% ownership. To accept an LOE for a historically small consulting business listed as schedule C on applicant's 1040's in lieu of actual P&L's/Balance Sheet with zero income.	REVIEWER - WAIVED COMMENT (2017-06-19): Client elects to waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Note, security instrument and notary date areXX/XX/XXXXbut final CD shows closing date ofXX/XX/XXXX Corrected post close CD with closing date matching notary date is required with letter of explanation to the borrower for the change.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	27% DTI on this full documentation loan < 43% guideline max - 16% below program guideline maximum Borrower on this full documentation loan has a disposable income of $XXXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	530701	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)			Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	180999	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $90.00. Insufficient or no cure was provided to the borrower. (7580)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $31.98 exceeds tolerance of $28.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure provided on Closing Disclosure Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure provided on Closing Disclosure	REVIEWER - CURED COMMENT (2017-06-28): Lender provided $5.98 credit at closing for increase in Closing Costs above the legal limit. REVIEWER - CURED COMMENT (2017-06-28): Lender provided $5.98 credit at closing for increase in Closing Costs above the legal limit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	473977	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
																					[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	584021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	348821	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.69255% exceeds Guideline total debt ratio of 55.00000%.	Lender Approved exception. The actual Guideline is 50%. rather than the 55% stated in the Exception Explanation.	REVIEWER - WAIVED COMMENT (2017-07-03): Client elects to waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: Page 2 Section A Line 1 did not disclose the percentage of loan amount paid in points.		Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Non-borrowing spouse income documented with 2016 tax return in file but not used in qualifying. Required Residual Income of $XXXX, actual $XXXX exceeds by $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	291254	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	811324	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	321993	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception for use of short-term lease for the subject property which is an XXXX. No full term lease established, however property has two years tax return history of generating significant income.	REVIEWER - WAIVED COMMENT (2017-07-11): Client elects to waive.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (FinXX/XX/XXXX)
																					[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Property Value: Appraised value on final CD is from the field review which is lower than the appraised value. Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for Recording fee of $133.00 was not provided.		Federal Compliance - TRID Final Closing Disclosure Property Value: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	31.846% DTI below the 43% max. Significant excess reserves. 6 months reserves required; 11.78 months verified. Significant excess residual income. Required: $XXXX, Verified: $XXXX, Excess: $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	765372	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $90.00 exceeds tolerance of $10.00. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure found related to the zero and 10% tolerance issues. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Typographical error. Fees for Flood and Tax Service were initially transposed on initial LE and corrected on re-disclosure dated XX/XX/XXXX.	REVIEWER - CURED COMMENT (2017-07-25): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	863018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of (XX/XX/XXXX), but transaction consummation (mortgage notary) date was (XX/XX/XXXX). Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee disclosed as ($700) on (LE dated XX/XX/XXXX), but disclosed as ($750.00) on Final Closing Disclosure.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	2 months minimum requirement, available reserves 41 months,$XXXX XXX representative FICO score > 660 guideline minimum - XXX points above guideline minimum		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	791718	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure. [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title - E-Recording Fee is shown in Section B: Services Borrower Did Shop For, however, the borrower did not use a provider listed on the SPPL. This fee should have been in Section C: Services Borrower Did Shop For.		Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	839308	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: Initial Escrow Disclosure dated XX/XX/XXXX. Consummation date of XX/XX/XXXX. Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Post closing CD dated XX/XX/XXXX issued to confirms final disbursement date, adding seller paid fees and Closing costs	REVIEWER - CURED COMMENT (2017-07-20): Amended CD dated XX/XX/XXXX.	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	36.55084% DTI on this (Documentation Type) documentation loan < 50.00% guideline max - 13.44916% below program guideline maximum Borrower has employment stability for XX years in the plumbing industry. Borrower has job stability for 13.29 years as a XXXX. Borrower on this full documentation loan has a disposable monthly income of $XXXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	828027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Mortgage / Program Eligibility - Loan product type is ineligible as required by guidelines.	Guidelines require borrower(s) qualified Tier 2 living rent-free that do not have the required housing payment history in the last 12 months, if applicable, are still eligible to qualify for a purchase transaction of a primary residence so long as they are living rent free with a relative evidenced with a letter of explanation executed by the relative confirming there is/was no monthly obligation. Borrower provided documentation to evidence his current primary residence is provided by his employer.	REVIEWER - WAIVED COMMENT (2017-07-24): Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal waiver provided in initial disclosure package from lenderXX/XX/XXXXborrower signed appraisal waiver XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	36.95730% DTI on this (Documentation Type) documentation loan < 50.00% guideline max - 13.0427% below program guideline maximum Borrower has employment stability for 25 years in the real estate maintenance industry. Borrower on this full documentation loan has a disposable income of $XXXX. Borrowers made a down payment of $XXXX from their own funds on this purchase transaction.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	416508	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception:	Borrower Eligibility: Guidelines require the subject property be vested to Persons, Joint tenants or Tenants in common. The property vesting is to a Trust. Note: The Note identifies both the borrowers individually, and as the Trust, as having financial liability. The security instrument also binds the borrower individually by the Inter Vivos Revocable Trust Rider and the Inter Vivos Revocable Trust as Borrower - Acknowledgement. The vesting on the security instrument and the title commitment only identifies the Trust. Lender approved exception.	REVIEWER - WAIVED COMMENT (2017-08-18): Client elects to waive.	1				1					171.27 months reserves > 6 months guideline minimum - borrowers have verified reserves of$XXXX. XXX representative FICO score > 660 guideline minimum - XXX points above guideline minimum. Co-borrower has employment stability for XX years in the XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	533353	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Job gap of 6 months with LOE and required 6 months back to work not met, co-borrower on current job only 3 months. Lender approved exception.	REVIEWER - WAIVED COMMENT (2017-07-26): Client elects to waive.	1				2	[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure. [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Final Cd reflects Seller paid non-optional Title fees incorrectly in section H versus section C.		Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	DTI of 38% is significantly below the 45% maximum LTV of 62% is significantly below the maximum of 75%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	132646	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 24.41 is less than Guideline PITIA months reserves of 66.00.	Lender approved exception. Lease agreements not required on commercial properties. Lender approved exception in file.	REVIEWER - WAIVED COMMENT (2017-07-26): Client elects to waive. REVIEWER - WAIVED COMMENT (2017-07-26): Client elects to waive.	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,740.00 exceeds tolerance of $1,561.00 plus 10% or $1,717.10. Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $0.50 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)				XXX representative credit score exceeds 640 guidelines by XX points. Borrower on this Full documentation loan has a disposable income of $XXXX > $1,000.00 guideline minimum required for a family of two and a loan amount < $150,000.00.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	214246	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $170.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Security instrument notarizedXX/XX/XXXX	REVIEWER - CURED COMMENT (2017-08-10): Lender provided LOE and corrected CD.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum 75% LTV is 5% below maximum guideline of 80%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	512656	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - 1003 Error: Own/Rent was not provided [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 50.83435% exceeds Guideline total debt ratio of 50.00000%.	The final 1003 indicates borrower rents the property at XXXX Princess Ln and pays $XXXX mo rent. The fraud report indicates borrower, with spouse, took title to this property XX/XX/XXXX with no liens. An explanation should be provided and the 1003 corrected. Lender approved exception.	REVIEWER - WAIVED COMMENT (2017-08-22): Client elects to waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure datedXX/XX/XXXXisclosed a closing date ofXX/XX/XXXX and the borrower signed on XX/XX/XXXX.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this Full documentation loan has a disposable income of $XXXX. $2,200 minimum required for a family of 4.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	499025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1					21.43% DTI on this full documentation loan < 50% guideline max - 28.57% below program guideline maximum 7.28 months reserves > 3 months guideline minimum		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	874260	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure dated XX/XX/XXXX disclosed a Closing Date of XX/XX/XXXX. Deed of Trust was notarized on XX/XX/XXXX. CD provided post-closing still disclosed the incorrect closing date of XX/XX/XXXX. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final Closing Disclosure, Section F. Prepaids disclosed the annual Homeowner's Insurance Premium as $577.50 which does not match the monthly Homeowner's Insurance Premium of $52.50 which equates to $630.00 annually.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	427511	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or $XXX).
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																					[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (FinXX/XX/XXXX)	Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Missing signature. Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Lender Contact Name is not reflected on the consumer's final CD.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	359008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	258797	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Guideline Issue - Borrower does not have the minimum active tradelines per guidelines.	Lender approved exception for not meeting 2 open and active tradelines rated for 24 months.	SELLER - GENERAL COMMENT (2019-03-13): Please advise if you need something from XXXX - it is noted that you've entered the "Exception Information" that Lender approved exception. REVIEWER - GENERAL COMMENT (2019-03-14): Lender exception provided: Borrower only has 1 tradeline that meets the guidelines. He has other trades that have been opened for over 24 months but were recently closed. XXXX to review. SELLER - GENERAL COMMENT (2019-03-26): please advise on status of XX review REVIEWER - WAIVED COMMENT (2019-03-28): Client elects to waive.	1				1					30.66329% DTI on this bank statement documentation loan < 45% guideline max - 14.33671% below program guideline maximum. XXX representative FICO score > 700 guideline minimum -XX points above guideline minimum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	550556	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	331206	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	864104	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation updated to Non-QM. Federal Compliance - TRID Final Closing Disclosure Assumption: The note is assumable, however the CD indicates that it is not. Rate Lock Commitment in file reflects Lender does not allow for assumption.	SELLER - GENERAL COMMENT (2019-06-28): Please see the highlighted part. REVIEWER - GENERAL COMMENT (2019-07-01): Note allows for Assumption, however CD disclosed that Assumption is not allowed. A Corrected CD and LOE are required to cure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	452225	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 7.84 is less than Guideline PITIA months reserves of 12.00.	Lender exception approved for discrepancy in reserves.	REVIEWER - WAIVED COMMENT (2019-06-14): Client elects to waive. Exception waiver provided. Compensating factors: Employment stability with 5 years as medical director; DTI of 24.58% is less that the program maximum on 43%; LTV of 55% is less than the program max of 75%.	1				1					24.58% DTI on this < 43% guideline max - 18% below program guideline maximum 55% LTV < 75% guideline max. Borrower has job stability for 5 years on current job.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	395502	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No additional cure required.					-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	410328	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	507007		XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	967190	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	745188	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	925373	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	225673	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	241894	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	713562	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	683785	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	306177	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	989132	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	766569	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Guideline Issue - LTV/CLTV <= 5%	LTV does exceed 75% for New Construction Pud, but meets the exception policy based on compensating factors of no CE past 48 mos, DTI >=10% lower than loan program, high discretionary income = $3,000 and borrower contribution exceeds required amount.	REVIEWER - WAIVED COMMENT (2019-06-14): Client elects to waive, .Exception waiver approval provided. Compensating factors:Residual income of $XXX > $3,000 required; 22.546% DTI < 43% guideline max; No credit events for the past 48 mos. REVIEWER - GENERAL COMMENT (2019-06-14): Property is considered new construction. Per guidelines 9.1.2 newly constructed PUD properties are limited to max LTV of 75%. Lender Exception Approval form provided in file to allow LTV up to 80%. BUYER - GENERAL COMMENT (2019-06-14): MAX LTV per GL 6.7 for this program is 85%,we have 80%ltv-we are good.thanks	1				1					22.546% DTI < 43% guideline max No credit events for the past 48 mos Residual income of $XXXX > $3,000 required.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	324160	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXs/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $200.00 exceeds tolerance of $150.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure dated XX/XX/XXXX disclosed a Closing Date of XX/XX/XXXX. Deed of Trust was notarized on XX/XX/XXXX. Post-closing CD dated XX/XX/XXXX disclosed the correct closing date of XX/XX/XXXX.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	833223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception for loan to close prior to issuance of the Eligibility Certificate.	REVIEWER - WAIVED COMMENT (2017-08-10): Client elects to waive.	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Borrower Closing Costs: TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) on page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Borrower Other Costs: TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on XX/XX/XXXX disclosed Other Costs that does not match Total Other Costs (Borrower-Paid) on page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Costs Paid at Closing that does not match the Total Closing Costs (Borrower-Paid) from page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller Value - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Final value of Total Closing Costs that does not match the Total Closing Costs (Borrower-Paid) from page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - Self-Employed Tax Return Recency: Extension for 2016 Filed.
Federal Compliance - TRID Final Closing Disclosure Borrower Closing Costs: Section J. Total Closing Cost on page 2 reflect sum of $XXX. Calculating Cash to Close Final on page 3 reflect sum of $XXX.
Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: Tolerance cure amount of $77 is not disclosed on page 3, calculating cash to close summary.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title - Notary Fees was shown in Section B: Services Borrower Did Not Shop For, however, the borrower did not use a provider listed on the SPPL. This fee should have been in Section C: Services Borrower Did Shop For.	Federal Compliance - TRID Final Closing Disclosure Borrower Closing Costs: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Borrower Other Costs: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller Value - Total Closing Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination at 55.786% Guideline variance approved by lender at time of origination. Below 43%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	445223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	775520	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	314767	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	815154	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	582228	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,035.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: $35.00 cure provided at closing					-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	290042	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	171821	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	925300	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor Qualifying Residual income discrepancy.: Calculated investor qualifying disposable income of $XXX is less than AUS required disposable income of $1,250.00.		BUYER - GENERAL COMMENT (2020-03-09): See Attached REVIEWER - WAIVED COMMENT (2020-03-10): Client elects to waive the exception with verified compensating factors	1				1					Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Guideline variance approved by lender at time of origination The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decresed the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	710950	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: The Final CD did not disclose why the transaction did not have an escrow account setup as required.	BUYER - GENERAL COMMENT (2020-03-18): PCCD ATTACHED W/FSS REVIEWER - CURED COMMENT (2020-03-19): XXXXXXXX received a corrected CD and LOE.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900573	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Documentation - Insufficient Verification of Rental History.	Lender exception in file to use a private party VOR with some supporting documentation.	REVIEWER - WAIVED COMMENT (2020-03-12): Client elects to waive the exception with verified compensation factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	632372	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	121343	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	820610	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	262452	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] General Appraisal Requirements - Subject is a refinance and property is listed for sale.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Lender acknowledged exception. Exception granted for property being on the market less than 90 days from application.	REVIEWER - WAIVED COMMENT (2020-03-18): Client elects to waive the exception with verified compensating factors	1	1	[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.37190% or Final Disclosure APR of 6.42100% is in excess of allowable threshold of APOR 3.79% + 1.5%, or 5.29000%. Compliant Higher Priced Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.37190% or Final Disclosure APR of 6.42100% is in excess of allowable threshold of APOR 3.79% + 1.5%, or 5.29000%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant HPML. Federal Compliance - Federal HPML 2014 Compliant: Federally Compliant HPML.	REVIEWER - WAIVED COMMENT (2020-03-26): Client elects to waive REVIEWER - WAIVED COMMENT (2020-03-26): Client elects to waive	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	718461	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	342384	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	REVIEWER - WAIVED COMMENT (2020-03-18): Client elects to waive the exception with verified compensation factors	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decresed the borrower's monthly debt payments by 20% or more.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	625212	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	690628	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXX is less than Guideline minimum loan amount of $150,000.00.	Loan amount of $XXX less than minimum of $150,000 per guides. Approved Lender Exception in file.	REVIEWER - WAIVED COMMENT (2020-03-20): Client elects to waive the exception with verified compensating factors	1				1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's DTI Is below the max by 5% or more Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	273843	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: The reason the escrow account was not established is missing on page 4 of the final CD.	REVIEWER - CURED COMMENT (2020-03-25): Letter of Explanation & Corrected Closing Disclosure provided	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	769979	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	741499	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	954833	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXX is less than Guideline minimum loan amount of $150,000.00.	REVIEWER - GENERAL COMMENT (2020-03-30): Comp factor 2 showing DTI less than 32% needs to be removed or corrected, actual is 32.04% BUYER - GENERAL COMMENT (2020-03-31): See Attached REVIEWER - WAIVED COMMENT (2020-04-01): Client elects to waive the exception with verified compensation factors	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $200.25 exceeds tolerance of $195.23. Sufficient or excess cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $2,863.00.  Sufficient or excess cure was provided to the borrower. (73109)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXX exceeds tolerance of $2,863.00. Insufficient or no cure was provided to the borrower. (73109)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure nor valid COC provided	REVIEWER - CURED COMMENT (2020-05-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
REVIEWER - CURED COMMENT (2020-05-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
BUYER - GENERAL COMMENT (2020-04-16): COC attached. Increase in fee due to an increase of loan amount
REVIEWER - GENERAL COMMENT (2020-04-17): XXXXXXXX received Changed Circumstance for increase in loan amount onXX/XX/XXXXD. The fee increased again on the final CD with no Changed Circumstance and insufficient cure in the file. A valid Changed Circumstance or cure is required.
REVIEWER - GENERAL COMMENT (2020-04-24): XXXXXXXX received COC however it does not indicate why the fee increased, the changed circumstance. Please provide documentation if a changed circumstance occurred or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.
BUYER - GENERAL COMMENT (2020-05-05): Please find our Post Close CD along with copy of refund check for RESPA cure, LOE to borrower and the disclosure with proof of delivery of check via USPS.
REVIEWER - CURED COMMENT (2020-05-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's FICO score is above the minimum by 20 points or more.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

Borrower's residual income increased by 10% or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	767251	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	174223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception for 3 credit accounts open before issue of ITIN number and to accept private party VOR with supporting documentation.	REVIEWER - WAIVED COMMENT (2020-03-31): Client elects to waive the exception with verified compensation factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's FICO score is above the minimum by 20 points or more. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Borrower's PITIA reserves are above the minimum amount of 6 months Borrower's residual income increased by 10% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	371003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 1.72 is less than Guideline PITIA months reserves of 2.00.	Exception granted for 5 NSFs, with 4 of them in the last 3 months. Lender exception provided however, comp factor of reserves of 5 months of borrowers own assets is not valid; see comments on asset reserve exception. Provide revised Lender exception.
														Verified assets of $XXX - $XXX CTC results in $XXX for reserves. 2 months of reserves = $XXX. Note: 45% ownership so only 45% of business funds allowed to be used. R/T refi with payment reduced by more than 5% however, do not have required 12 month housing history to verify 1x30x12 or better to waive reserve requirement . Only 9 month mortgage history verified; missing prior rental history.	BUYER - GENERAL COMMENT (2020-03-31): See Attached REVIEWER - WAIVED COMMENT (2020-04-01): Client elects to waive the exception with verified compensation factors BUYER - GENERAL COMMENT (2020-03-31): See Attached REVIEWER - WAIVED COMMENT (2020-04-01): Client elects to waive the exception with verified compensation factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's housing payment has been reduced by 10% or more Borrower's residual income increased by 10% or more. Guideline variance approved by lender at time of origination The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	884582	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,248.30 exceeds tolerance of $3,247.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2020-03-27): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	777567	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,920.00 exceeds tolerance of $8,680.00. Sufficient or excess cure was provided to the borrower at Closing. (73109)		REVIEWER - CURED COMMENT (2020-03-30): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	695216	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	767252	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum 84.38 months reserves > 6 months guideline minimum - borrowers have verified reserves of$XXXX. Borrower on this full documentation loan has a disposable income of $XXXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	512655	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	507667	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	1	1				1				1					32.56322% DTI on this full documentation loan < 43% guideline max - 10.43678% below program guideline maximum Borrower has job stability for XX years as an XXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	287086	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					38.63084% DTI on this full documentation loan < 50.00% guideline max - 11.36916% below program guideline maximum 60.37736% LTV < 80.00% guideline max - $XXXX more equity than required by program guidelines XXX representative FICO score > 580 guideline minimum - XXX points above guideline minimum		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	673401	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not located with-in the loan images.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	986740	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender provided guideline exception for DTI exceeding 50% based on compensating factors.	REVIEWER - WAIVED COMMENT (2017-09-26): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Seller at Closing) that does not match sum of fees. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - Before Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Seller Before Closing) that does not match sum of fees. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of delivery was provided.
Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - Before Closing: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Seller Before Closing) that does not match sum of fees.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - Before Closing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	26 months reserves 3 months guideline minimum - borrowers have verified reserves of$XXXX 623 representative FICO score > 580 guideline minimum - 43 points above guideline minimum Borrower on this Full income documentation loan has a disposable income of$XXXX. Exceeds minimum required of $3,200.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	697665	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2017-10-26): Lender provided inspection after Hurricane but prior to FEMA Disaster date. Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																					[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure found related to the zero% tolerance issues. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are shown in Section B: Services Borrower Did Not Shop For, however, the borrower did not use a provider listed on the SPPL. These fees should have been in Section C: Services Borrower Did Shop For.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXX representative FICO score > 680 guideline minimum - XX points above guideline minimum Borrower on this full documentation loan has a disposable income of $XXXX. Borrowers made a down payment of$XXXX from their own funds on this purchase transaction.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	599340	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	35.35154% DTI on this full documentation loan < 45% guideline max - 9.64846% below program guideline maximum 68.63 months reserves > 9 months guideline minimum - borrowers have verified reserves of $XXXX Borrowers made a down payment of$XXXX from their own funds on this purchase transaction.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	836014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Miscellaneous - Credit Exception:	Lender guideline exception for subject property minimum square footage requirement of 475 not met. Subject property square footage is XXX, Exception based on compensating factors.	REVIEWER - WAIVED COMMENT (2017-10-09): Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	25.98% DTI on this Full income documentation loan < 45% guideline max - 19.02% below program guideline maximum 27.38 months reserves >3 months guideline minimum - borrowers haveverified reserves of $XXXX 765 representative FICO score > 680 guideline minimum - 85 points above guideline minimum		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	337147	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2017-10-26): Lender provided inspection after Hurricane but prior to FEMA Disaster date. Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,202.54 exceeds tolerance of $3,202.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of delivery. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Erroneous Reg ID 4747. The Transfer Tax fee was properly rounded on the LE's.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	$XXXX residual income, $1,000 required. 58.46 months reserves, 9 months required for start LTV before non-warrantable condo adjustments. 60+ month 0x30 VOR, 12 month history of 0x30 required.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	876839	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $19.50 exceeds tolerance of $19.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	228589	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1				1				2	[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $83.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: All title company fees are listed as section C fees and the provider is identified on the SSPL. These title fees should be identified as section B fees.		Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	334515	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: Final CD provided onXX/XX/XXXXid not disclose the amount of closing costs financed in the Calculating Cash to Close table on page 3.. The calculated amount is $XXX. Provide a post-close CD correcting the amount of closing costs financed and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	53.96833% LTV < 70 guideline max 67.18 months reserves > 3 months guideline minimum - borrowers have verified reserves of $XXXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	258667	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	47.61905% LTV < 80.00% guideline max - $81,560 more equity than required by program guidelines Borrower has job stability for 5.18 years as an XX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	119089	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	853673	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					29.66 months reserves > 3 months guideline minimum - borrowers haveverified reserves of $XXXX. XXX representative FICO score > 680 guideline minimum - XX points above guideline minimum Borrower has job stability for XX years as a XXX with the same employer..		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	673545	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception: [2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 49.76730% exceeds Guideline total debt ratio of 43.00000%.	A second full appraisal was used to verify the subjects value instead of a field review that is required by guidelines. Lender approved this exception. Inspection report in file shows no damage to subject but is prior to disaster date. DTI of 48.45% exceeds guideline maximum of 43.00% for Non-Warrantable Investment Condo purchases.Lender approved this exception to 49.540%.	REVIEWER - WAIVED COMMENT (2017-10-25): Client elects to waive. REVIEWER - WAIVED COMMENT (2017-10-26): Lender provided inspection after Hurricane but prior to FEMA Disaster date. Client elects to waive. REVIEWER - WAIVED COMMENT (2017-10-25): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:AdditionXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of delivery was provided. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of delivery was provided. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of delivery was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	65% LTV < 75% guideline max - $XXXX more equity than required by program guidelines XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum 79 months reserves > 6 months guideline minimum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	777400	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 1.91 is less than Guideline PITIA months reserves of 6.00.	Lender provided guideline exception for minimum PITIA reserves of 6 months not met. Borrower has less than 2 months reserves.	REVIEWER - WAIVED COMMENT (2017-10-25): Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	12.13% DTI on this full documentation loan < 50x% guideline max . Borrower has job stability for XX years as a XXXX. Borrower on this full income documentation loan has a disposable income of $XXXX. Exceeds minimum requirement of $1,200.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	760564	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Residual Income of $XXXX is less than $2,460.00 minimum required by guidelines. Lender approved this exception.	REVIEWER - WAIVED COMMENT (2017-10-25): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																					[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of delivery to borrowers. Federal Compliance - (Missing Data) Last Rate Set Date : The initial LE dated XX/XX/XXXX indicates the loan was locked. The file is missing this rate lock. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of being provided earlier is not in file. Federal Compliance - TRID Home Loan Toolkit Timing: Evidence of being provided earlier is not in file.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.	Borrower has employment stability for 18 years in the Retail Industry. Borrowers made a down payment of $XXXX from their own funds on this purchase transaction. LTV of 80% with a program maximum of 85%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	894857	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)				49.36709%% LTV < 80.00% guideline max - $120,100 more equity than required by program guidelines Borrower on this full documentation loan has a disposable income of $XXXX. Borrowers made a down payment of $200,000 from their own funds on this purchase transaction.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	177795	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not located in the images.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	9 months reserves > 18.52 months guideline minimum - borrowers haveverified reserves of $XXXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	309703	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	967607	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not found in the images.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	DTI at 21.48108% is 28.51892% below maximum allowable of 50.00000% for program FICO of XXX is XXX points above required FICO of 650.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	618196	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 50.49224% exceeds Guideline total debt ratio of 50.00000%.	The subject property is located in a current FEMA disaster area. Lender approved exception to allow DTI of 50.71%. Guidelines Maximum of 50%.	REVIEWER - WAIVED COMMENT (2017-11-07): Lender provided inspection after Hurricane but prior to FEMA Disaster date. Client elects to waive. REVIEWER - WAIVED COMMENT (2017-11-07): Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)			Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower on this full documentation loan has a disposable income of $XXXX, required $4,700.00. Current mortgage history 0x30x21 with no lates.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	774659	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)			Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXX representative FICO score > 580 guideline minimum - XX points above guideline minimum Borrower on this full documentation loan has a disposable income of $XXXX. Minimum required of $1,800.00.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	676137	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1					39.60% DTI on this full documentation loan < 50.00% guideline max - 10.40% below program guideline maximum Borrower has employment stability for 18 & 11 years with same employers		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	174766	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,824.81 exceeds tolerance of $4,500.91. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not located in the images.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Disclosure was not located in the images.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for 0% tolerance violation was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $4,500.91 on CD dated XX/XX/XXXX but disclosed as $4824.81 on Final Closing Disclosure. COC in file for CD issued on XX/XX/XXXX with estimated closing date of XX/XX/XXXX. This is outside of the allowed 7 days to allow for fee to re-baseline.	REVIEWER - CURED COMMENT (2017-12-11): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD. REVIEWER - CURED COMMENT (2017-12-11): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	23.56 months reserves > 3 months guideline minimum - borrowers haveverified reserves of $XXXX XXX representative FICO score > 680 guideline minimum - XX points above guideline minimum Borrower has employment stability for X years in the Retail Industry. Borrower has job stability for X years as an XXX. Borrower made a down payment of $XXXX from their own funds on this purchase transaction. Borrower on this full documentation loan has a disposable income of $XXXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	880663	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					41.92% DTI on this Full documentation loan < 50% guideline max - 8.08% below program guideline maximum Borrower has employment stability for XX years in the XXXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	189791	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,252.50 exceeds tolerance of $4,318.00 plus 10% or $4,749.80. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of being provided earlier.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final CD section F. Prepaids reflects Homeowner's Insurance Premium of 6 months. The annual premium amount is indicated. This should show 12 months.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for various 0% and 10% tolerance violations of $12,308.07 was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $502.07 violation due to increase in the Title - Lender's Title Insurance fee from $3.853.00 (on all LE's) to $4,783.50 (on the interim and final CD) and the Recording Fee was disclosed as $140.00 on all LE's and $144.00 on the interim and final CD. There is no Changed Circumstance documentation for these.	REVIEWER - CURED COMMENT (2017-12-20): [Redacted] Lender provided LOE, proof of deliver, copy of refund check, and corrected CD. REVIEWER - GENERAL COMMENT (2017-12-20): [Redacted] Lender provided LOE, proof of deliver, copy of refund check, and corrected CD.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	75% LTV, borrower qualifies up to 85% LTV. Borrower reduced their total monthly debt load, through this consolidation loan, from $8,179.33 to 5,144.68; a reduction of 37%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	316948	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					36.65% DTI on this full documentation loan < 50.00% guideline max - 13.35% below program guideline maximum XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum Borrower on this full documentation loan has a disposable income of $XXXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	952795	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception for income calculation method 1120 cash flow analysis completed including W2 wages.	REVIEWER - WAIVED COMMENT (2017-11-24): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $92.00 exceeds tolerance of $90.00.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75106)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $11,602.50 exceeds tolerance of $10,263.75. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not found in the images.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Insufficient cure found related to the zero% tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for $152.00 was provided and is insufficient to cure the various 0% and 10% tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for $152.00 was provided and is insufficient to cure the various 0% and 10% tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC was provided showing a change date of XX/XX/XXXX and CD issued on XX/XX/XXXX. The estimated closing date is XX/XX/XXXX and outside the allowed 7 days to be able to re-baseline.	REVIEWER - CURED COMMENT (2017-12-21): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - CURED COMMENT (2017-11-24): Lender provided $152.00 credit at closing for increase in Closing Costs above legal limit.
REVIEWER - CURED COMMENT (2017-11-24): Lender provided $152.00 credit at closing for increase in Closing Costs above legal limit.
REVIEWER - GENERAL COMMENT (2017-12-18): [Redacted] When testing the "CD within 7 days", logic will test that the CD Issue Date is >= ClosingDateLess6. Sundays are not included while Saturdays are always included. Rule of thumb, for consummation that takes place on say, Thursday, CD must be provided by Thursday of week prior. Any CD issued earlier will not have fees re-baselined due to not being within 7 days of consummation. Issue remains.
REVIEWER - CURED COMMENT (2017-12-21): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	42.72 months reserves > 6 months guideline minimum - borrowers haveverified reserves of $XXXX. Borrower has job stability for XX years as an A Owner of a Consulting company. Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	906918	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of delivery to borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	39.9% DTI on this full documentation loan < 50% guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	788867	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $34.28 exceeds tolerance of $13.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery to the borrower was not located in the images.
Federal Compliance - TRID Esign Consent Agreement Status: Evidence of Consent was not located in the images
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $13 on LE XX/XX/XXXXbut disclosed as  34.28 on Final Closing Disclosure. Cure of $71.33 was reflected, which is insufficient to cure various 0% and 10% tolerance violations.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $500 on LE XX/XX/XXXXbut disclosed as $550.00 on Final Closing Disclosure. Cure of $71.33 was reflected, which is insufficient to cure various 0% and 10% tolerance violations.	REVIEWER - CURED COMMENT (2017-11-24): Lender provided $71.33 credit at closing for increase in Closing Costs above legal limit. REVIEWER - CURED COMMENT (2017-11-24): Lender provided $71.33 credit at closing for increase in Closing Costs above legal limit.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	44.79% DTI on this full documentation loan < 50% guideline max - 5.21% below program guideline maximum XXX representative FICO score > 650 guideline minimum - XXX points above guideline minimum Borrower on this full documentation loan has a disposable income of $XXXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	507668	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/317482)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/317484)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/317483)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $267.00 exceeds tolerance of $200.00 plus 10% or $220.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: Note: the final CD had no impounds disclosed. This is corrected on all post closing CD's. The initial disclosure was delivered to borrower on XX/XX/XXXX while the settlement date was XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Assumption: The Note contains expanded assumption verbiage. There is nothing provided to the borrower that alters these assumption terms.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: There are post closing CD's that may cure this issue, however, review is unable to determine is this has been cured.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Loan is locked as a 5/1 ARM, but the CD signed at closing does not reflect changes until year 7. 2 post close CD's are in file, review is unable to determine if cured.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: This is not resolved on the post closing CD's.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Loan is locked as a 5/1 ARM, but the CD signed at closing does not reflect changes until year 7. 2 post close CD's are in file, review is unable to determine if cured.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of 118.59% but calculated TIP is 118.639%.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $2,011,646.95 but calculated TOP of $2,012,091.26.  Variance = $444.31.
Federal Compliance - TRID Seller Closing Disclosure: The seller's Closing Disclosure is missing from the file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $200.00 on all LE's, but disclosed as $267.00 on Final Closing Disclosure. Violation amount is $47.00.	REVIEWER - CURED COMMENT (2017-11-28): Lender provided corrected CD. REVIEWER - CURED COMMENT (2017-11-28): Lender provided corrected CD. REVIEWER - CURED COMMENT (2017-11-28): Lender provided corrected CD. REVIEWER - CURED COMMENT (2017-11-28): Lender provided corrected CD. REVIEWER - CURED COMMENT (2017-11-28): Lender provided corrected CD. REVIEWER - CURED COMMENT (2017-11-27): This is cured on all post closing CD's. REVIEWER - CURED COMMENT (2017-11-27): This was cured at settlement.	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	50.74 months reserves > 9 months guideline minimum - borrowers haveverified reserves of $XXXX. Borrower on this full documentation loan has a disposable income of $XXXX. LTV 79.9%; Maximum 90%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	400134	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX		REVIEWER - WAIVED COMMENT (2017-11-28): Lender provided inspection after Hurricane showing no damage to subject but prior to FEMA Disaster end date. Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)			Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXX FICO exceeds guidelines required of 620 by XXX points Borrower on this full documentation loan has a disposable income of $XXXX, guidelines require $2910.00		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	987077	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow Homeowner Access program. Less than 2 years seasoning from event to application date. Loan will meet seasoning requirement at the time of note date.	REVIEWER - WAIVED COMMENT (2017-11-30): Client elects to waive.	1				2	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. [2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure found related to the zero% tolerance issue.		Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	12.21 months reserves > 6 months guideline minimum - borrowers haveverified reserves of $XXXX. Borrower on this full documentation loan has a disposable income of $XXXX. Guideline minimum of $7,750.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	108371	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of delivery.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXX representative FICO score >620 guideline minimum - XXX points above guideline minimum Borrower has job stability for XX years as an (XXXX).		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	240462	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InterXX/XX/XXXX)	Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: E-Consent is for Melissa only. Missing E-consent for all other borrowers.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower, XXXX, has employment stability for 11+ years self-employed Borrower, XXXX, has employment stability for 7+ years with same company		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	836571	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence valuations sent to Borrowers prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender Appraisal Fee tolerance cure $150 provided on final executed CD.	REVIEWER - CURED COMMENT (2017-12-07): Lender provided $150.00 credit at closing for increase in Closing Costs above legal limit.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	968891	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology as the Loan Estimate. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Deposit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Fee Terminology: The final LE shows Title - Settlement Fee, the final CD shows Title - Escrow Fee. Note: This is not cured on the post closing CD. Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: This field requires a numeric entry..		Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	28.48% DTI on this full documentation loan < 45% guideline max. XXX representative FICO score > 680 guideline minimum - XXX points above guideline minimum		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	198201	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2017-12-11): Lender provided inspection after Hurricane showing no damage to subject but prior to FEMA Disaster end date. Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not located in the images. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $150.00 was provided and insufficient to cure the multiple 0% and 10% violations.	REVIEWER - CURED COMMENT (2017-12-11): Lender provided $150.00 credit at closing for increase in Closing Costs above legal limit.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXX representative FICO score > 620 guideline minimum - XXX points above guideline minimum		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	219688	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
																					[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery. Federal Compliance - TRID Esign Consent Agreement Status: Missing evidence of date of consent. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: SSPL identified vendor paid (Title) fees are listed in Section C on the final CD; issued after origination and should be identified in section B.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXX representative FICO score > 650 guideline minimum - XXX points above guideline minimum Borrower on this Full Income documentation loan has a disposable income of $XXXX. Exceeds minimum required of $1,300.00.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	629322	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. [2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: The appraisal was originally done for another lender, which does not meet Safe Harbor requirements. Evidence of transfer from original lender is in the file. Federal Compliance - TRID Esign Consent Agreement Status: Evidence of borrower's consent to receive documents electronically is missing from the file.			22.21 months reserves > 3 months guideline minimum - borrowers haveverified reserves of $XXXX 42% DTI on this full documentation loan < 50% guideline max - 8% below program guideline maximum Borrower on this full documentation loan has a disposable income of $XXXX. Borrower receives bonus income of $XXXX a month, which is not being used to qualify. Borrowers made a down payment of $112,000 from their own funds on this purchase transaction.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	906347	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 53.43819% exceeds Guideline total debt ratio of 43.00000%.	Lender Approved Single Loan Exception for DTI of 53.034%, which is in excess of guideline of 43%.	REVIEWER - WAIVED COMMENT (2017-12-18): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not provided. Federal Compliance - TRID Esign Consent Agreement Status: Missing evidence of the date of consent.	REVIEWER - CURED COMMENT (2017-12-15): This was cured at settlement.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	$XXXX residual income; $2,200 required. 0x30x40 across all mortgages, 12 month history is required. 51.6 months reserves, 30 months required.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	609368	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 50.50627% exceeds Guideline total debt ratio of 43.00000%.	Lender Approved Exception in file.	REVIEWER - WAIVED COMMENT (2017-12-28): Client Elects to waive.	1				2	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. [2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)	Federal Compliance - TRID Esign Consent Agreement Status: Evidence of borrower's consent to receive documents electronically is missing from the file. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final CD shows $459 in homeowner's insurance premium collected at closing, but indicates that this is for 12 months, when it is actually 11 months of premium.		Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	50% LTV < 70% guideline max - $XXX more equity than required by program guidelines Borrower has 10 year mortgage history with no late payments; guideline requires 12 month history. Borrower on this full documentation loan has a disposable income of $XXXX in excess of guideline minimum of $1,350.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	311732	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	893907	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $11,368.32 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/486900)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/486900)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: The final CD reflects the monthly homeowners insurance as $85.00; however, the insurance policy in the file annual amount is $1,193.70 or $99.48 monthly.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: The final CD reflects the monthly homeowners insurance as $85.00; however, the insurance policy in the file annual amount is $1,193.70 or $99.48 monthly.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: The final CD reflects the monthly homeowners insurance as $85.00; however, the insurance policy in the file annual amount is $1,193.70 or $99.48 monthly.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The final CD reflects the monthly homeowners insurance as $85.00 and the prepaid amount is $1,193.70 for 12 months or $99.48 per month.
Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: The seller's CD reflects $12,020.30 whereas the borrower's CD reflects 0.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The final CD reflects a lender credit of $125.00 for increased closing costs above the legal limit which sufficiently cures the zero tolerance increase in the Appraisal Fee from $525.00 to $650.00.	REVIEWER - CURED COMMENT (2018-07-18): Rec'd LOE and corrected CD. REVIEWER - CURED COMMENT (2018-07-18): Rec'd LOE and corrected CD. REVIEWER - CURED COMMENT (2018-07-18): Rec'd LOE and corrected CD. REVIEWER - CURED COMMENT (2018-07-18): Rec'd LOE and corrected CD. BUYER - WAIVED COMMENT (2018-07-18): (Redacted) accepts	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	512443	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.65 is less than Guideline PITIA months reserves of 3.00.	Verified reserves < 3 month guideline minimum. No assets listed on Final 1003 and Cash-out on loan is not sufficient to cover reserves required. Bank statements in file do not meet 60 day verification requirement.	REVIEWER - WAIVED COMMENT (2018-08-14): Loan Exception Approval received. Exception waived.	1				1					XXX representative FICO score > 500 guideline minimum - XX points above guideline minimum Borrower's overall monthly debt payment decreased by with this refinance		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	531950	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: Seller's CD reported $46,250.50 in seller paid fees versus $50,080.50 reported on the Final CD. Section A and partial Section C fees were not disclosed on Seller CD.	BUYER - WAIVED COMMENT (2018-10-26): Per DH guidelines.	Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	430250	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.02 is less than Guideline PITIA months reserves of 6.00. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Dwelling coverage amount is $XXX. Replacement Cost is $XXX. Calculated coverage shortfall amount is $13,000.	BUYER - GENERAL COMMENT (2019-01-24): exception uploaded
REVIEWER - WAIVED COMMENT (2019-01-24): Lender exception approval provided in trailing docs.
BUYER - GENERAL COMMENT (2019-01-18):XX/XX/XXXX Policy shows "ax-replacement cost-similar construction which meets dh requirements.  Please clear
REVIEWER - GENERAL COMMENT (2019-01-18): Ax - Replacement Cost - Similar Construction is limited to $xxx,xxx.xx dwelling (Coverage A) indicated Limited Liability (Section x) of evidence of insurance.   Policy does not explicitly state Guarantee xxx% Replacement Cost coverage or indicate extended dwelling coverage. $xxx,xxx.xx dwelling coverage < $xxx,xxx.xx (xx% of $xxx,xxx.xx value of improvements which is greater than $xxx,xxx.xx original loan amount).
BUYER - GENERAL COMMENT (2019-01-24): exception uploaded
REVIEWER - WAIVED COMMENT (2019-01-24): Lender exception approval provided in trailing docs.	1	1	[1] Federal Compliance - TRID Closing Disclosure Lump Sum Allocation: Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset non-finance charges first, then finance charges pursuant to client's election as permitted under SFIG RMBS 3.0 TRID Compliance Review Scope Version 2.0 (updated October 2018). Anti-predatory lending points and fees testing are not impacted.
																					[1] Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Type that does not match the actual loan type for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Loan Type: The Final CD shows the Loan Type to be Other.	REVIEWER - GENERAL COMMENT (2019-01-28): Exception is EVx informational for client to accept. BUYER - WAIVED COMMENT (2019-02-01): DH accepts REVIEWER - GENERAL COMMENT (2019-01-28): Received corrected PCCD, missing LOE to borrower. REVIEWER - CURED COMMENT (2019-02-04): (REDACTED) received LOE. Exception Cured.	Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA - 1yr affirmative	30.257% DTI on this Business Bank Statement documentation loan < 43% guideline max XXX representative FICO score > 640 guideline minimum - XXX points above guideline minimum Borrower has employment stability for XX years as a 50% Owner		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	248266	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Per title commitment the original lender on the Current mortgage being paid off is The Home Loan Expert, LLC ( which is the same lender on this transaction). This would mean this exception is valid and the wrong from was used.	REVIEWER - GENERAL COMMENT (2019-02-21): This is an EV as it is a loan within the Circuits where caselaw has been favorable BUYER - WAIVED COMMENT (2019-02-21): DH accepts	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	878360	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Closing Disclosure Lump Sum Allocation: Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset non-finance charges first, then finance charges pursuant to client's election as permitted under SFIG RMBS 3.0 TRID Compliance Review Scope Version 2.0 (updated October 2018). Anti-predatory lending points and fees testing are not impacted.		BUYER - WAIVED COMMENT (2019-02-25): DH accepts				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	381451	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.27750% or Final Disclosure APR of 7.32800% is in excess of allowable threshold of APOR 4.58% + 1.5%, or 6.08000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: No evidence provided in file to determine what Broker Compensation was based upon.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The Lender's Initial 1003 is missing from file, however, the Creditor Application Date was obtained from alternative documentation in file.
Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 7.328%; calculated is 7.2775%; threshold is 6.08%.	BUYER - WAIVED COMMENT (2018-10-29): please waive BUYER - WAIVED COMMENT (2018-10-29): please waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	941147	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.17505% exceeds Guideline total debt ratio of 50.00000%. [2] Guideline Issue - Housing history reflects lates that do not meet guidelines [2] Credit Documentation - Insufficient Verification of Rental History.	Lender exception provided for DTI exceeding program maximum. Borrower had a balloon mortgage that matured which was not refinanced timely and consequently borrower received a notice of default in XXXX. Matured balloon was refinanced with bridge loan that has been paid as agreed. Subject loan is to refinance bridge loan into long term financing. Allow rental income per tax return Schedule E rather than leases.	REVIEWER - WAIVED COMMENT (2019-07-08): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-07-08): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-07-08): Client has elected to waive this exception based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.		BUYER - GENERAL COMMENT (2019-07-09): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-09): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-09): XXXXXX has elected to waive this exception.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Co-borrower is XXXX for the past XX years. Credit score is XXX, XX points > program requirement of 660. Paying off a blanket mortgage for 3 properties that will result in an overall monthly reduction of approximately $4,000. Two closed mortgages reporting paid as agreed.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	594294	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	374924	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Exempt from ATR	2	2	[2] Credit Documentation - No evidence of fraud report in file		REVIEWER - WAIVED COMMENT (2018-06-28): Waived by client - [Redact] REVIEWER - RE-OPEN COMMENT (2018-06-29): adjust grade REVIEWER - WAIVED COMMENT (2018-06-29): Waived by client	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of when Borrower received appraisal was missing from the loan file. Miscellaneous Compliance - (Doc Error) Initial GFE not provided: No Good Faith Estimate could be located in the loan file. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to receive a copy of the Appraisal report is missing from the loan file.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	835258	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	Exempt from ATR	3	2	[2] Closing / Title - Missing Document: Power of Attorney (POA) not provided [2] Credit Documentation - No evidence of fraud report in file	Closing documents were signed by attorney in fact XXXX XXXX - copy of the power of attorney in file listing XXXX XXXX as POA who is also the recipient of all proceeds in this transaction and is transferring 100% ownership to borrower which would cause a conflict in interest.	REVIEWER - WAIVED COMMENT (2018-06-28): Client waives exception REVIEWER - RE-OPEN COMMENT (2018-06-28): adjust REVIEWER - WAIVED COMMENT (2018-06-28): Waived by client REVIEWER - WAIVED COMMENT (2018-06-28): Waived by client - [Redact] REVIEWER - RE-OPEN COMMENT (2018-06-28): adjust REVIEWER - WAIVED COMMENT (2018-06-28): Waived by client	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX		REVIEWER - GENERAL COMMENT (2018-07-24): Locked Rooms- although photos are required as noted above it should be noted that on occasion a room may be inaccessible. In this case a notation of the locked room is acceptable with review and approval from the UW and the appraisal can be accepted as is. If the locked area is deemed material the UW may condition for an additional inspection. Per underwriter response: Appraisal guidelines permit locked rooms and reviewed with Manager [Redact], concurs, so waived the 1004D. - Issue remains - no documentation to support	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	308858	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	ATR Risk	3	3	[3] Credit Documentation - No evidence of fraud report in file		REVIEWER - WAIVED COMMENT (2018-06-28): Waived by client - [Redact]	1				2	[2] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. [2] Federal Compliance - General Ability To Repay Provision Asset Consideration Loan: Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Federal Compliance - Check Loan Designation Match - ATR: Lender Loan Designation is Non-QM Federal Compliance - General Ability To Repay Provision Asset Consideration Loan: Loan approved using Debt to Asset Ratio per guidelines	REVIEWER - GENERAL COMMENT (2018-07-03): Asset Qualification loan REVIEWER - GENERAL COMMENT (2019-10-24): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Federal Compliance - Check Loan Designation Match - ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	834044	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Exempt from ATR	2	2	[2] Application / Processing - Missing Document: Fraud Report not provided	REVIEWER - WAIVED COMMENT (2018-06-30): Waived by client	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Closing / Title - (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.: Final Hud1 model provided interest rate was not stated.
Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.: Final Hud form provided does not detail this information.
Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.: Loan term on the Hud documentation provided is not stated.
Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.: P&I on the Final Hud document provided was not stated.
Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.: Final Hud1 documentation provided does not have this question stated.
Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.: Hud1 model provided can your interest rate rise question was not stated.
Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.: Final Hud1 model provided can your loan balance rise question was not stated.
Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.: Final Hud1 documentation provided does not have this question stated.
Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.: Final Hud1 documentation provided does not have this question stated.
Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.: Final Hud1 documentation provided does not have this question stated.
																						Miscellaneous Compliance - (Doc Error) Initial GFE not provided: GFE is missing from the loan file.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	639482	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Exempt from ATR	2	2	[2] Application / Processing - Missing Document: Fraud Report not provided	A Fraud Report is not located in file.	REVIEWER - WAIVED COMMENT (2018-06-30): Waived by client	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Maximum loan payment can ever rise to on page 3 of the  final HUD was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The receipt of the appraisal 3 business days prior to close is not located in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The receipt of the appraisal 3 business days prior to close is not located in file.
Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.: This information on the HUD is blank and not completed.
Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.: This information on the HUD is blank and not completed.
Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.: This information on the HUD is blank and not completed.
Closing / Title - (Doc Error) HUD Error: Maximum loan payment can ever rise to on page 3 of the  final HUD was not provided.: The max rate during life of loan 10.5%
Miscellaneous Compliance - (Doc Error) Initial GFE not provided: A GFE was not used in this transaction.
Federal Compliance - (Missing Data) Last Rate Set Date : Rate Lock documents are not located in file.
																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Document borrower received copy of appraisal within three days of closing.	REVIEWER - GENERAL COMMENT (2019-10-28): Updated from: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/[Redact])	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	183767	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Exempt from ATR	3	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided [2] Application / Processing - Missing Document: Fraud Report not provided	A Fraud Report Is not located in file.	REVIEWER - WAIVED COMMENT (2018-06-30): Waived by client	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation reflects an effective date of XX/XX/XXXXnd was signed on XX/XX/XXXX Valuation was provided to the borrower on XX/XX/XXXXhich is after the Effective Date of XX/XX/XXXXFederal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: A Right to Receive a copy is on page 347 however disclosure is not dated or signed.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	125898	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Exempt from ATR	2	2	[2] Application / Processing - Missing Document: Fraud Report not provided	REVIEWER - WAIVED COMMENT (2018-07-02): Waived by client	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	758954	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Exempt from ATR	2	2	[2] Application / Processing - Missing Document: Fraud Report not provided	REVIEWER - WAIVED COMMENT (2018-07-02): Waived by client	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Unable to determine compliance with Right To Receive a Copy of Appraisal due to missing information	Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.: HUD form is incorrect that was used for transaction. Title company has marked the form as certified		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Guideline variance approved by lender at time of origination		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	684473	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XX/XX/XXXX), but the transaction consummation (mortgage notary) date was XX/XX/XXXX). Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	365877	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The closing date on the CD is XX/XX/XXXX the CD was signed on XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2019-06-26): Received PCCD dated [Redact] reflecting the correct disbursement date, however the closing date was changed to [Redact] when the correct closing date is [Redact]. In addition, a copy of the refund check to the borrower is required.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	710943	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,313.40 exceeds tolerance of $1,280.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The date that the appraisal was provided to the borrower was not found in the file. Federal Compliance - TRID Final Closing Disclosure Closing Date: The closing date on the Closing Disclosure was XX/XX/XXXX The security instrument was notarized on 03/02/19.	REVIEWER - GENERAL COMMENT (2019-06-26): Received evidence of borrower's receipt of the original appraisal, however there is no evidence of borrower's receipt of the updated appraisal.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	112304	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Gift Funds not allowable per guidelines.	Guidelines state a maximum of 5 gift donors per transaction (pg 10/16) and file has 9 gift donors with no evidence of approved exception.	REVIEWER - GENERAL COMMENT (2019-06-27): Per guidelines provided for due diligence review, only 5 donors are allowed per transaction. Condition remains.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	427257	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XX/XX/XXXX but the transaction consummation mortgage notary date was XX/XX/XXXX. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $402,114.60 but calculated Finance Charge of $402,282.10. Variance = $167.50.	REVIEWER - CURED COMMENT (2019-06-27): Received Borrower's corrected CD, letter to borrower, copy of refund check and evidence of borrower's receipt. Condition cured.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	384499	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Application / Processing - Missing Document: Other not provided	Missing borrower's ATR Cert.	REVIEWER - WAIVED COMMENT (2018-05-01): Per [Redact] Matrix - QC Notes.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Power Of Attorney Preparation Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7545)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Borrower's CD reflected $737 Owner's Title Insurance and $399.44 Survey fees paid by seller. All other fees were reflected on the seller's CD.	REVIEWER - CURED COMMENT (2018-05-07): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. BUYER - WAIVED COMMENT (2018-05-02): Non-material: Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	DTI below max by 5% or greater. 22.67% vs 43.000% FICO score above minimum by 20 points or greater. XXX vs 680 PITIA reserves above minimum by 6 months or greater: 92.21 months vs 2 Time on Job of 5 years or greater: XX years		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	377774	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.37600% or Final Disclosure APR of 8.40900% is in excess of allowable threshold of APOR 4.50% + 2.5%, or 7.00000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: . Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller's CD reflects $55 title fees and $985 attorney fees which are not reflected on borrower's CD.	REVIEWER - WAIVED COMMENT (2018-05-10): Compliant Higher Priced Mortgage Loan. BUYER - WAIVED COMMENT (2018-05-08): Non-material: Seller paid fees on bwr's CD were the only seller paid fees on behalf of borrower. Additional Fees on the Seller CD were costs to the seller. Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	DTI below max by 5% or greater. 36.11% vs 43.000% FICO score above minimum by 20 points or greater. XXX vs 640 Time on Job of 5 years or greater: XX years		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	323694	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Post Close Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Finance Charge of $159,376.45 disclosed on the Final Closing Disclosure dated XX/XX/XXXX is under-disclosed by more than $35 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of $159,425.50 provided on XX/XX/XXXX. (Post-CloXX/XX/XXXX)
[2] Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Resindable Transactions: TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Total of Payments of $300,415.25 disclosed on the Final Closing Disclosure dated XX/XX/XXXX is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $300,714.30  provided on XX/XX/XXXX. (Post-CloXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.07670% or Final Disclosure APR of 6.10500% is in excess of allowable threshold of APOR 4.44% + 1.5%, or 5.94000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Submission as Non-QM was provided.
Federal Compliance - TRID Post Close Closing Disclosure Finance Charge: Math Post Closing CD Finance Charge = 159,425.50

Final Closing Disclosure Finance Charge =159,376.45 + 35
Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Resindable Transactions: Final Closing Disclosure Total Of Payments = 300,415.25

Math Post Closing CD Total Of Payments =  300,714.30 - 35.00
Federal Compliance - Federal HPML 2014 Compliant: Compliant Higher Priced Mortgage Loan. - Final Disclosure APR of 6.10500% is in excess of allowable threshold of APOR 4.44% + 1.5%, or 5.94000%.	REVIEWER - CURED COMMENT (2018-05-07): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements.
REVIEWER - GENERAL COMMENT (2018-04-25): On PC CD, escrow fee increased [Redact] and processing fee decreased [Redact]  The addition of [Redact] in finance charges caused total finance charge increase to [Redact] which exceeded max from closing CD of [Redact]  Refund of [Redact] is required along with PC CD, LOE, evidence of delivery to cure the exception.
BUYER - GENERAL COMMENT (2018-05-08): ([Redact])First off the amounts they are listing are incorrect.  Our signed final CD has finance charge of [Redact]  The PC CD has a finance charge of [Redact] .  See [Redact] showing a pass for all TILA Test.  The finance charge is not more than $100 below the actual finance charge.  This condition is invalid.
BUYER - GENERAL COMMENT (2018-05-08): ([Redact])On our PC CD a refund of [Redact] was given.  After checking the system and [Redact] it appears an additional [Redact] is required bringing our total refund to [Redact] (as shown on the updated CD).
REVIEWER - GENERAL COMMENT (2018-05-08): PC CD was provided but no LOE, refund or evidence of shipping.  Additionally, due to APR differences, new ROR is required to cure the exception.
SELLER - GENERAL COMMENT (2018-05-23): PC CD was provided but no LOE, refund or evidence of shipping. Additionally, due to APR differences, new ROR is required to cure the exception.
SELLER - GENERAL COMMENT (2018-05-31): The refund was given as a lender credit in escrow that is reflected on the Final Closing statement.  We did not issue a check.
REVIEWER - GENERAL COMMENT (2018-06-01): [Redact] PCCD, LOE, check and evidence of shipping were provided, a new ROR is still required to complete cure due to change in APR.
SELLER - GENERAL COMMENT (2018-06-14): payment history uploaded.
REVIEWER - CURED COMMENT (2018-06-18): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
REVIEWER - GENERAL COMMENT (2018-04-25): On PC CD, escrow fee increased [Redact] and processing fee decreased [Redact] as well as [Redact] reconveyance fee was added.  The addition of [Redact] in borrower paid fees caused total of payments increase to [Redact] which exceeded max from closing CD of [Redact]  Refund of [Redact] is required along with PC CD, LOE, evidence of delivery to cure the exception.  The [Redact] as higher than the finance charge difference but will also include the refund of the finance charges.
BUYER - GENERAL COMMENT (2018-05-08): ([Redact])On our PC CD a refund of [Redact] was given.  After checking the system and [Redact] it appears an additional [Redact] is required bringing our total refund to [Redact] (as shown on the updated CD).
REVIEWER - GENERAL COMMENT (2018-05-08): PC CD was provided but no LOE, refund or evidence of shipping.  Additionally, due to APR differences, new ROR is required to cure the exception.
SELLER - GENERAL COMMENT (2018-05-23): PC CD was provided but no LOE, refund or evidence of shipping. Additionally, due to APR differences, new ROR is required to cure the exception.
SELLER - GENERAL COMMENT (2018-05-31): Please provide proof of delivery and copy of check for [Redact] refund given on the [Redact] PCCD. Once testing complete and cure validated, reopening of ROR will be required.
REVIEWER - GENERAL COMMENT (2018-06-01): [Redact] PCCD, LOE, check and evidence of shipping were provided, a new ROR is still required to complete cure due to change in APR.
SELLER - GENERAL COMMENT (2018-06-06): Please provide newly signed ROR.
BUYER - GENERAL COMMENT (2018-06-07): ([Redact])Please see attached.
REVIEWER - GENERAL COMMENT (2018-06-08): Please provide PC CD with evidence of delivery, LOE to borrower and evidence of new ROR.
SELLER - GENERAL COMMENT (2018-06-08): LOE insufficient - something that explains the new ROR please.  Re-issuance of ROR does not clearly spell out that they have 3 new days.
BUYER - GENERAL COMMENT (2018-06-08): ([Redact])Please see attached.
REVIEWER - GENERAL COMMENT (2018-06-11): Looking for LOE from [Redact] ROR and [Redact] ROR still.
BUYER - GENERAL COMMENT (2018-06-11): ([Redact])Please see attached.
BUYER - GENERAL COMMENT (2018-06-12): ([Redact])Please see attached.
REVIEWER - GENERAL COMMENT (2018-06-12): LOE provided was not acceptable, LOE stated seller did not know wht, however new ROR is required due to change in APR.  Please provided a CORRECT PC CD  with LOE, evidence of shipping and new ROR that matches the date issued of PC CD as well as a final settlement statement that also matches PC CD to verify refund was already made.  New ROR must be expired by midnight of [Redact] as [Redact] is final day to cure.
SELLER - GENERAL COMMENT (2018-06-14): Reviewer Comment: LOE provided was not acceptable, LOE stated seller did not know what, however new ROR is required due to change in APR. Please provided a CORRECT PC CD with LOE, evidence of shipping and new ROR that matches the date issued of PC CD as well as a final settlement statement that also matches PC CD to verify refund was already made. New ROR must be expired by midnight of [Redact] as [Redact] is final day to cure.
REVIEWER - CURED COMMENT (2018-06-18): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
REVIEWER - WAIVED COMMENT (2018-04-23): Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Post Close Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Resindable Transactions: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	37.68579% DTI on this Full documentation loan < 43% guideline max - 5.31421% below program guideline maximum FICO score above minimum by XX points or greater. XXX vs 640		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	891314	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception: [2] Income Documentation - Income Docs Missing:: Borrower: XXXXMost recent 2 months stamped	12 month housing verification not met. Borrower purchased subject propertyXX/XX/XXXX. Verification of rent for the two months prior to purchase was not provided.
Net P&L income of $XXXX is not within 10% tolerance of the Personal 12 month bank statement average of $XXX
Lenders worksheet reflects deposit error on XX/XXXX reflecting gross deposits of $XXX when actual deposits for the month was only $XXX
SG Guidelines forXX/XX/XXXX require the two most recent months must be pulled by the originator directly from the financial institution, certified true by a bank officer, validated by a written VOD, or confirmed by a third part direct pull service.	REVIEWER - WAIVED COMMENT (2018-05-04): Client elected to waive the exception with verified compensating factors per email provided.
BUYER - GENERAL COMMENT (2018-05-09): ([Redact])Net P&L differs by is [Redact]  [Redact] elects to waive using compensating factors:
FICO score above minimum by 20 points or greater at 650.  Min requirement is 620.
Time on Job of 5 years or greater. Borrower self employed business owner for 6 years in the XXXX.
PITIA reserves above minimum by 6 months or greater. 18.83 vs 9 months
REVIEWER - WAIVED COMMENT (2018-05-10): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2018-05-09): ([Redact])[Redact] elects to waive with compensating factors:
FICO score above minimum by 20 points or greater at 650.  Min requirement is 620.
Time on Job of 5 years or greater. Borrower self employed business owner for 6 years in the XXXX.
PITIA reserves above minimum by 6 months or greater. 18.83 vs 9 months
REVIEWER - WAIVED COMMENT (2018-05-10): Client elected to waive the exception with verified compensating factors.	1	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/435200)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/414273)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/435200)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/414273)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $101.15 exceeds tolerance of $70.00.  Insufficient or no cure was provided to the borrower. (7520)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Closing disclosure issued XX/XX/XXXX showed a disbursement date of XX/XX/XXXX. Actual consummation wasXX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: AddedXX/XX/XXXXpon receipt ofXX/XX/XXXXlosing CD. The XX/XX/XXXX CD showed a hazard payment of $104.17 per month in G-01, however CD line F-01 and hazard insurance evidence both listed 12 month premium of $1819 or $151.58 per month. New ROR is required along with PC CD, LOE and evidence of delivery, cure can not occur until after expiration of new rescission period.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: The XX/XX/XXXX CD showed a hazard payment of $104.17 per month in G-01, however CD line F-01 and hazard insurance evidence both listed 12 month premium of $1819 or $151.58 per month.  New ROR is required along with PC CD, LOE and evidence of delivery, cure can not occur until after expiration of new rescission period.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: AddedXX/XX/XXXXpon receipt ofXX/XX/XXXXlosing CD.  The XX/XX/XXXX CD showed a hazard payment of $104.17 per month in G-01, however CD line F-01 and hazard insurance evidence both listed 12 month premium of $1819 or $151.58 per month.  New ROR is required along with PC CD, LOE and evidence of delivery, cure can not occur until after expiration of new rescission period.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: The XX/XX/XXXX CD showed a hazard payment of $104.17 per month in G-01, however CD line F-01 and hazard insurance evidence both listed 12 month premium of $1819 or $151.58 per month.  New ROR is required along with PC CD, LOE and evidence of delivery, cure can not occur until after expiration of new rescission period.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: AddedXX/XX/XXXXpon receipt ofXX/XX/XXXXlosing CD.  The XX/XX/XXXX CD showed a hazard payment of $104.17 per month in G-01, however CD line F-01 and hazard insurance evidence both listed 12 month premium of $1819 or $151.58 per month.  New ROR is required along with PC CD, LOE and evidence of delivery, cure can not occur until after expiration of new rescission period.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The hazard policy in the file shows the premium to be $1819 per year.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Added 5/16
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Most current disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Most current disclosure reflects an increase in the 10% tolerance fees, total expense is $101.15 for credit report fee, exceeds tolerance limit of $70.00 by $31.50, no cure provided at closing.
Federal Compliance - TRID Final Closing Disclosure Closing Date: AddedXX/XX/XXXXCD closing date isXX/XX/XXXXclosing date isXX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Closing Date: Final closing disclosure reflects closing date ofXX/XX/XXXX. Security Instrument has a notary date ofXX/XX/XXXX.	SELLER - GENERAL COMMENT (2018-04-25): Please see PC CD submitted for Exception ID 6256079
REVIEWER - GENERAL COMMENT (2018-04-30): PC CD and LOE were provided but no evidence of new ROR.  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable.  Cure can not be complete until end of ROR expiration period.
SELLER - GENERAL COMMENT (2018-05-01): Please see previously uploaded PC CD with an issue date of [Redact] closing date of [Redact] and disbursement date of [Redact] signed by the borrower at closing.
REVIEWER - GENERAL COMMENT (2018-05-01): Prescribed cure includes the following... TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.  Exception remains.
SELLER - GENERAL COMMENT (2018-05-03): Please see previously uploaded PC CD with an issue date of [Redact] closing date of [Redact] and disbursement date of [Redact] signed by the borrower at closing.
REVIEWER - CURED COMMENT (2018-05-03): PC CDs both verify closing was [Redact] and funding was [Redact], agree no new ROR needed for this exception.
REVIEWER - GENERAL COMMENT (2018-06-05): PC CD provided to cure exception had incorrect closing and funding dates.
SELLER - GENERAL COMMENT (2018-06-06): See upload for Exception ID 6256080
REVIEWER - CURED COMMENT (2018-06-12): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of CD shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
SELLER - GENERAL COMMENT (2018-04-27): PC CD, LOE, ROR and delivery to borrower required
REVIEWER - GENERAL COMMENT (2018-04-30): PC CD and LOE were provided but no evidence of refund or new ROR.  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable.  Cure can not be complete until end of ROR expiration period.
SELLER - GENERAL COMMENT (2018-05-01): Please note that a new ROR is not required.  A PC CD was previously uploaded with an issue date of 4/17 which was signed by the borrower.
REVIEWER - GENERAL COMMENT (2018-05-01): Seller comment indicates PC CD issued [Redact] cured exception and notes that a new ROR is not required.  However, this issue was not corrected on [Redact] PC CD.  Issue was corrected on [Redact] PC CD, the monthly escrow payment increased from [Redact] to [Redact] total payment increased from [Redact] to [Redact]  Due to payment increase, new ROR is required for refinance.  Exception remains.
SELLER - GENERAL COMMENT (2018-05-03): Please note that a new ROR is not required.  A PC CD was previously uploaded with an issue date of [Redact] which was signed by the borrower.
REVIEWER - GENERAL COMMENT (2018-05-03): Issue was not corrected on [Redact] PC CD, it was corrected on [Redact] PC CD.  Due to change in monthly payment, new ROR is required.
SELLER - GENERAL COMMENT (2018-05-08): Please review response from [Redact] Manager [Redact].

I have reviewed the file, and noted the following.

The documentation of the HOI and the applicable fee details was included in the file as far back as [Redact], so that the information could have been updated to reflect the actual fee earlier in the process.  Loan appears to have been re-disclosed 2-3times after HOI information was added to the E-Folder.

As for the question regarding the need to re-open rescission.  It is my understanding that rescission would not be affected by a change in the fee associated with the HOI payment.  While a Post Consummation CD should be prepared and provided to the borrower reflecting the corrected amount, and there will likely be some changes associated with the Escrow calculations, I do not see a need to re-open rescission for this issue.
BUYER - GENERAL COMMENT (2018-05-08): ([Redact])Please review response from [Redact] Manager [Redact].
I have reviewed the file, and noted the following.
The documentation of the HOI and the applicable fee details was included in the file as far back as [Redact], so that the information could have been updated to reflect the actual fee earlier in the process.  Loan appears to have been re-disclosed 2-3times after HOI information was added to the E-Folder.

As for the question regarding the need to re-open rescission.  It is my understanding that rescission would not be affected by a change in the fee associated with the HOI payment.  While a Post Consummation CD should be prepared and provided to the borrower reflecting the corrected amount, and there will likely be some changes associated with the Escrow calculations, I do not see a need to re-open rescission for this issue.
REVIEWER - GENERAL COMMENT (2018-05-10): Per escalated review..There is a tolerance already built into certain fields on the CD where deemed permissible. If an exception is still being cited, it is because the disclosed amount is still outside this tolerance amount. With the re-disclosure of the PC-CD with new material terms (which includes the Projected Payments table on page 1 and Loan Calculations table on page 5), a new ROR will be required.
******
There are several items deemed to be material disclosures as referenced under 1026.23(a)(3). The Rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. The material disclosures include the following:
• APR
• Finance Charge
• Amount Financed
• Total of Payments
• Payment schedule (There are additional ones including disclosure for HOEPA and Prepays, but outside the CD.)
1026.23(a)(3):
 The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by paragraph (b) of this section, or delivery of all material disclosures, whichever occurs last. If the required notice or material disclosures are not delivered, the right to rescind shall expire 3 years after consummation, upon transfer of all of the consumer's interest in the property, or upon sale of the property, whichever occurs first. In the case of certain administrative proceedings, the rescission period shall be extended in accordance with section 125(f) of the Act.
(ii) For purposes of this paragraph (a)(3), the term "material disclosures" means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, and the disclosures and limitations referred to in §§ 1026.32(c) and (d) and 1026.43(g).
SELLER - GENERAL COMMENT (2018-05-10): Please review response from [Redact] Manager [Redact].

I have reviewed the file, and noted the following.

The documentation of the HOI and the applicable fee details was included in the file as far back as [Redact], so that the information could have been updated to reflect the actual fee earlier in the process.  Loan appears to have been re-disclosed 2-3times after HOI information was added to the E-Folder.

As for the question regarding the need to re-open rescission.  It is my understanding that rescission would not be affected by a change in the fee associated with the HOI payment.  While a Post Consummation CD should be prepared and provided to the borrower reflecting the corrected amount, and there will likely be some changes associated with the Escrow calculations, I do not see a need to re-open rescission for this issue.
REVIEWER - GENERAL COMMENT (2018-05-15): With regard to not re-opening rescission, the three-business-day rescission clock commences following the date of consummation, delivery of two notices of the right to rescind, or delivery of all the material disclosures, whichever occurs last. Material disclosures are defined in § 1026.23(a)(3)(ii) for closed-end credit.
§ 1026.23(a)(3)(ii): For purposes of this paragraph (a)(3), the term "material disclosures" means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, and the disclosures and limitations referred to in §§ 1026.32(c) and (d) and 1026.43(g).
For Closing Disclosure purposes, the disclosed values in the Projected Payments table is considered the to be the payment schedule (defacto replacement to the payment stream for pre-TRID loans).
REVIEWER - GENERAL COMMENT (2018-06-05): PC CD provided to cure exception had incorrect closing and funding dates.
SELLER - GENERAL COMMENT (2018-06-06): PC CD provided to cure exception had incorrect closing and funding dates.
BUYER - GENERAL COMMENT (2018-06-06): ([Redact])ROR
REVIEWER - CURED COMMENT (2018-06-12): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of CD shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
REVIEWER - GENERAL COMMENT (2018-06-05): PC CD provided to cure exception had incorrect closing and funding dates.
REVIEWER - CURED COMMENT (2018-06-12): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of CD shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
SELLER - GENERAL COMMENT (2018-04-27): Please see PC CD uploaded for Exception ID 6256080
REVIEWER - GENERAL COMMENT (2018-04-30): PC CD and LOE were provided but no evidence of refund or new ROR.  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable.  Cure can not be complete until end of ROR expiration period.
SELLER - GENERAL COMMENT (2018-05-01): Please note that a new ROR is not required as the borrower signed a PC CD with an issue date of [Redact] closing date of [Redact] and disbursement date of [Redact]
REVIEWER - GENERAL COMMENT (2018-05-01): Seller comment indicates PC CD issued [Redact] cured exception and notes that a new ROR is not required.  However, this issue was not corrected on [Redact] PC CD.  Issue was corrected on [Redact] PC CD, the monthly escrow payment increased from [Redact] to [Redact] total payment increased from [Redact] to [Redact]  Due to payment increase, new ROR is required for refinance.  Exception remains.
SELLER - GENERAL COMMENT (2018-05-03): Please note that a new ROR is not required as the borrower signed a PC CD with an issue date of [Redact] closing date of [Redact] and disbursement date of [Redact]
REVIEWER - GENERAL COMMENT (2018-05-03): this exception was not corrected on [Redact] PC CD which still showed G-01 as [Redact] it was corrected on [Redact] PC CD.  Regardless of which PC CD it was corrected on, new ROR has to accompany the [Redact] CD since there is a change in payment stream.
SELLER - GENERAL COMMENT (2018-05-08): Please review response from [Redact] Manager [Redact].

I have reviewed the file, and noted the following.

The documentation of the HOI and the applicable fee details was included in the file as far back as [Redact], so that the information could have been updated to reflect the actual fee earlier in the process.  Loan appears to have been re-disclosed 2-3times after HOI information was added to the E-Folder.

As for the question regarding the need to re-open rescission.  It is my understanding that rescission would not be affected by a change in the fee associated with the HOI payment.  While a Post Consummation CD should be prepared and provided to the borrower reflecting the corrected amount, and there will likely be some changes associated with the Escrow calculations, I do not see a need to re-open rescission for this issue.
BUYER - GENERAL COMMENT (2018-05-08): ([Redact])Please review response from [Redact] Manager [Redact].
I have reviewed the file, and noted the following.
The documentation of the HOI and the applicable fee details was included in the file as far back as [Redact], so that the information could have been updated to reflect the actual fee earlier in the process.  Loan appears to have been re-disclosed 2-3times after HOI information was added to the E-Folder.

As for the question regarding the need to re-open rescission.  It is my understanding that rescission would not be affected by a change in the fee associated with the HOI payment.  While a Post Consummation CD should be prepared and provided to the borrower reflecting the corrected amount, and there will likely be some changes associated with the Escrow calculations, I do not see a need to re-open rescission for this issue.
REVIEWER - GENERAL COMMENT (2018-05-10): Per escalated review..There is a tolerance already built into certain fields on the CD where deemed permissible. If an exception is still being cited, it is because the disclosed amount is still outside this tolerance amount. With the re-disclosure of the PC-CD with new material terms (which includes the Projected Payments table on page 1 and Loan Calculations table on page 5), a new ROR will be required.
******
There are several items deemed to be material disclosures as referenced under 1026.23(a)(3). The Rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. The material disclosures include the following:
• APR
• Finance Charge
• Amount Financed
• Total of Payments
• Payment schedule (There are additional ones including disclosure for HOEPA and Prepays, but outside the CD.)
1026.23(a)(3):
 The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by paragraph (b) of this section, or delivery of all material disclosures, whichever occurs last. If the required notice or material disclosures are not delivered, the right to rescind shall expire 3 years after consummation, upon transfer of all of the consumer's interest in the property, or upon sale of the property, whichever occurs first. In the case of certain administrative proceedings, the rescission period shall be extended in accordance with section 125(f) of the Act.
(ii) For purposes of this paragraph (a)(3), the term "material disclosures" means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, and the disclosures and limitations referred to in §§ 1026.32(c) and (d) and 1026.43(g).
SELLER - GENERAL COMMENT (2018-05-10): Please review response from [Redact] Manager [Redact].

I have reviewed the file, and noted the following.

The documentation of the HOI and the applicable fee details was included in the file as far back as [Redact], so that the information could have been updated to reflect the actual fee earlier in the process.  Loan appears to have been re-disclosed 2-3times after HOI information was added to the E-Folder.

As for the question regarding the need to re-open rescission.  It is my understanding that rescission would not be affected by a change in the fee associated with the HOI payment.  While a Post Consummation CD should be prepared and provided to the borrower reflecting the corrected amount, and there will likely be some changes associated with the Escrow calculations, I do not see a need to re-open rescission for this issue.
REVIEWER - GENERAL COMMENT (2018-05-15): With regard to not re-opening rescission, the three-business-day rescission clock commences following the date of consummation, delivery of two notices of the right to rescind, or delivery of all the material disclosures, whichever occurs last. Material disclosures are defined in § 1026.23(a)(3)(ii) for closed-end credit.
§ 1026.23(a)(3)(ii): For purposes of this paragraph (a)(3), the term "material disclosures" means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, and the disclosures and limitations referred to in §§ 1026.32(c) and (d) and 1026.43(g).
For Closing Disclosure purposes, the disclosed values in the Projected Payments table is considered the to be the payment schedule (defacto replacement to the payment stream for pre-TRID loans).
REVIEWER - GENERAL COMMENT (2018-06-05): PC CD provided to cure exception had incorrect closing and funding dates.
SELLER - GENERAL COMMENT (2018-06-06): See upload for Exception ID 6256080
REVIEWER - GENERAL COMMENT (2018-06-11): ROR expires [Redact](today) at midnight, exceptions will be cured tomorrow.
REVIEWER - CURED COMMENT (2018-06-12): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of CD shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
REVIEWER - GENERAL COMMENT (2018-06-05): PC CD provided to cure exception had incorrect closing and funding dates.
REVIEWER - CURED COMMENT (2018-06-12): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of CD shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
SELLER - GENERAL COMMENT (2018-04-27): Please see PC CD uploaded under Exception 6256080
REVIEWER - CURED COMMENT (2018-04-30): PC CD and LOE were provided.
REVIEWER - CURED COMMENT (2018-05-16): [Redact] PC CD included cure.
REVIEWER - CURED COMMENT (2018-05-16): Cured on [Redact] PCCD.
SELLER - GENERAL COMMENT (2018-04-27): Please see PC CD uploaded under Exception ID 6256080
REVIEWER - GENERAL COMMENT (2018-04-30): PC CD and LOE were provided but no evidence of refund.  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD.
SELLER - GENERAL COMMENT (2018-05-09): PC CD and LOE were provided but no evidence of refund.
REVIEWER - GENERAL COMMENT (2018-05-10): PC CD was provided showing [Redact] as required, however no evidence of the refund was provided.
BUYER - GENERAL COMMENT (2018-05-10): ([Redact])please see cost to cure check
REVIEWER - CURED COMMENT (2018-05-15): Evidence of refund was provided to accompany other cure docs.
REVIEWER - CURED COMMENT (2018-06-12): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of CD shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.
SELLER - GENERAL COMMENT (2018-04-25): See signed PC CD
REVIEWER - CURED COMMENT (2018-04-30): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

																								Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	FICO score above minimum by XX points or greater at XXX. Min requirement is 620. PITIA reserves above minimum by 6 months or greater. 18.83 vs 9 months Time on Job of X years or greater. Borrower self employed business owner for X years in the XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	237131	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Twelve months bank debits or canceled checks to support rent payments of$XXX not provided. VOR in file reflects the amount of rent at$XXX since XX/XX/XXXX, and $XXX a month rent fromXX/XX/XXXX -XX/XX/XXXX	BUYER - GENERAL COMMENT (2018-06-01): ([Redact])[Redact] accepts 4 mos bank statements verifying rent as paid and acknowledges VOR amount of [Redact] FICO score above minimum by 20 points or greater. 707 vs 600 REVIEWER - WAIVED COMMENT (2018-06-04): Client elected to waive the exception with verified compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,135.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Master policy.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75142)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $20.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75215)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final CD did not included non-escrowed HO6 policy in non-escrowed costs.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Post closing CD provided curing however letter of explanation not provided.
Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: Variances due to Seller paid fees for Utilities. Final Consumer CD reflects $166.68 in Utility fees in Section B. The Sellers CD does not.
The Sellers CD reflects Fees for Utilities of $68.02 for City Utilities to the City of David and $75.00 for City Water Usage not reflected on the Final CD.	BUYER - GENERAL COMMENT (2018-06-11): ([Redact])Seller response: I reached out to our closing manager on this file and she stated that the HO6 policy is not a requirement on this loan, they just paid it through closing so it is not considered a non-escrowed expense for this transaction.
REVIEWER - GENERAL COMMENT (2018-06-11): Line f-01 contained evidence of insurance premium paid on subject property, subsequently it is non-escrowed property cost.
BUYER - GENERAL COMMENT (2018-06-12): ([Redact])Line F01 does not show any prepaids.
REVIEWER - GENERAL COMMENT (2018-06-12): Please refer to borrower CD not seller CD.
SELLER - GENERAL COMMENT (2018-06-22): Condition upheld - HO6 policy needs to be included in the Non-escrowed costs.
REVIEWER - GENERAL COMMENT (2018-06-22): Seller provided PC CD reflecting non escrowed fees of [Redact]  Math calculations of [Redact] insurance + [Redact] HOA = [Redact]  [Redact] / [Redact] = 11.1046 months.  [Redact] x 11 = [Redact]
REVIEWER - CURED COMMENT (2018-06-26): Post Close CD reflected 12 months of insurance and 11 months of HOA as the non-escrowed amount to be paid int eh first year.  Condition Cured,
REVIEWER - GENERAL COMMENT (2018-06-20): Seller provided copy of [Redact] refund check, proof of delivery and letter of explanation.  However, no evidence of required corrected CD.  Issue remains open.
SELLER - GENERAL COMMENT (2018-06-22): Condition will be cured when tolerance exceptions are satisfied.
REVIEWER - CURED COMMENT (2018-06-22): Seller provided copy of corrected CD along with previously provided documents of LOE, refund check and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-06-20): Seller provided copy of [Redact] refund check, proof of delivery and letter of explanation.  However, no evidence of required corrected CD.  Issue remains open.
SELLER - GENERAL COMMENT (2018-06-22): The cost to cure was provided on the CD dated [Redact]
REVIEWER - CURED COMMENT (2018-06-22): Seller provided copy of corrected CD along with previously provided documents of LOE, refund check and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-06-20): Seller provided copy of [Redact] refund check, proof of delivery and letter of explanation.  However, no evidence of required corrected CD.  Issue remains open.
SELLER - GENERAL COMMENT (2018-06-22): Reviewer Comment: Seller provided copy of [Redact] refund check, proof of delivery and letter of explanation. However, no evidence of required corrected CD. Issue remains open.
REVIEWER - CURED COMMENT (2018-06-22): Seller provided copy of corrected CD along with previously provided documents of LOE, refund check and proof of delivery.
SELLER - GENERAL COMMENT (2018-06-22): The disclosure tracking and LOE is for the corrected CD sent on [Redact] for the correction to the non escrowed property costs over 1 year
REVIEWER - CURED COMMENT (2018-06-25): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.
SELLER - GENERAL COMMENT (2018-06-04): This is the final CD and the sellers CD to match
REVIEWER - GENERAL COMMENT (2018-06-05): Please provide PC CD with matching seller fees to cure exception, seller CD and settlement statement were provided.
BUYER - WAIVED COMMENT (2018-06-11): Non-material: Seller paid fees on bwr's CD were the only seller paid fees on behalf of borrower. Additional Fees on the Seller CD were costs to the seller. Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	FICO score above minimum by XX points or greater. XXX vs 600 PITIA reserves above minimum by 6 months or greater. 39 > 12		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	184650	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $106,776.81 is greater than Guideline total cash-out of $106,400.00.	REVIEWER - WAIVED COMMENT (2018-05-23): Per [Redact] Matrix - QC Notes.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.27980% or Final Disclosure APR of 7.40100% is in excess of allowable threshold of APOR 4.44% + 1.5%, or 5.94000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: CD reflects $1,535, calculates to be $767.52. ($127.92 x 6) Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Note indicates 1 year LIBOR index while CD reflects UST5YW. Input into data field as 12 Month Treasury Average. Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly.	BUYER - WAIVED COMMENT (2018-05-24): non-material: premium included prior years balance
BUYER - GENERAL COMMENT (2018-05-30): ([Redact])please see docs
REVIEWER - GENERAL COMMENT (2018-05-30): Received CD already reviewed, issued [Redact] Missing corrected PCCD.
BUYER - GENERAL COMMENT (2018-06-07): ([Redact])please see docs
REVIEWER - GENERAL COMMENT (2018-06-07): Received PC CD and entered data into Clarity, however the Total Interest Percentage issue still remains.  CD reflects [Redact] calculates to be [Redact]  Reviewer used index of [Redact] which was the highest available in the lookback period.
BUYER - WAIVED COMMENT (2018-06-08): Non-material:  TIP is overdisclosed
																							REVIEWER - WAIVED COMMENT (2018-06-01): Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	DTI below max by 5% or greater: 29.38% vs 43% PITIA reserves above minimum by 6 months or greater: 51.61 vs 15 Time on job 5 years or greater: 7.91 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	750696	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Income Documentation - Income Docs Missing:: Borrower:XXXX Business Narrative	The borrower's ATR Certification was not provided. Business Narrative was not provided.	REVIEWER - WAIVED COMMENT (2018-06-08): Per [Redact] Matrix - QC Notes. BUYER - GENERAL COMMENT (2018-06-08): ([Redact])Borrower owns a [Redact]. [Redact] elects to waive with compensating factors: Time on Job of 5 years or greater. Borrower self employed owner of a [Redact] for 16.5 years. PITIA reserves above minimum by 6 months or greater. 35 vs 12 months. REVIEWER - WAIVED COMMENT (2018-06-08): Client elected to waive the exception with verified compensating factors.	1	1	[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.52560% or Final Disclosure APR of 6.55300% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%. Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.52560% or Final Disclosure APR of 6.55300% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant Higher Priced Loan. Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly. Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: The Final Consumer CD reflected a fee of $1,535 for the owners title policy. The Sellers CD reflected the fee as $612.00	REVIEWER - WAIVED COMMENT (2018-06-04): Compliant Higher Priced Loan. REVIEWER - WAIVED COMMENT (2018-06-08): Compliant Higher Priced Mortgage Loan for [Redact] and FED BUYER - WAIVED COMMENT (2018-06-11): Non-material: Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	PITIA reserves above minimum by 6 months or greater. 35 vs 12 months. Time on Job of X years or greater. Borrower self employed owner of a XXXX for XX years.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	498198	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income Docs Missing:: Borrower:XXXX LOE- NSF [2] Guideline Issue - SG residual income requirement not met.	LOE addressing NSF occurrences in XX/XXXX was not provided. Loan is HPML. VA Residual income worksheet not provided. Residual income of $XXXX is below requirement amount of $,1646 for family size of 2.	BUYER - GENERAL COMMENT (2018-06-13): ([Redact])please review. No service fees were charged in [Redact]
REVIEWER - GENERAL COMMENT (2018-06-14): This was for [Redact] not [Redact]  There were [Redact] for overdrafts and [Redact] year to date.
BUYER - GENERAL COMMENT (2018-06-15): ([Redact])Per LOE for consumer lates borrower was on extended travel during time period.  Also, borrower has added son to accounts to be able to write checks and move funds around as needed.  [Redact] elects to waive with compensating factors:
PITIA reserves above minimum by 6 months or greater. 14 vs 3 months.
Time on Job of 5 years or greater. Job stability of 30 years.
0 X 30 24 month housing history
REVIEWER - WAIVED COMMENT (2018-06-15): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2018-06-13): ([Redact])[Redact] elects to waive with compensating factors:
PITIA reserves above minimum by 6 months or greater. 14 vs 3 months.
Time on Job of 5 years or greater. Job stability of 30 years.
0 X 30 24 month housing history
REVIEWER - WAIVED COMMENT (2018-06-14): Client elected to waive the exception with verified compensating factors.	1	1	[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.64720% or Final Disclosure APR of 6.68300% is in excess of allowable threshold of APOR 4.69% + 1.5%, or 6.19000%. Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.64720% or Final Disclosure APR of 6.68300% is in excess of allowable threshold of APOR 4.69% + 1.5%, or 6.19000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant Higher Priced Loan. Federal Compliance - Federal HPML 2014 Compliant: Compliant Higher Priced Mortgage Loan. Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: Final consumer CD reflects Owner's Title Insurance payment as $1,451.00. Seller CD reflects payment as $1,290.00.	REVIEWER - WAIVED COMMENT (2018-06-12): Compliant Higher Priced Loan. REVIEWER - WAIVED COMMENT (2018-06-12): Compliant Higher Priced Mortgage Loan. BUYER - WAIVED COMMENT (2018-06-13): Non-material: Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	0 X 30 24 month housing history PITIA reserves above minimum by 6 months or greater. 14 vs 3 months. Time on Job of 5 years or greater. Job stability of XX years.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	517446	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Asset Documentation - Assets Error: Accounts are missing
[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: International Bank / End Date: XX/XX/XXXX // Account Type: Checking / Account Number: 1XXXX, Financial Institution: International Bank / End Date: XX/XX/XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: International Bank / End Date: XX/XX/XXXX // Account Type: Life Insurance Value / Account Number: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 50.33217% exceeds Guideline total debt ratio of 43.00000%.	Missing bank account statements verifying source of $XXX earnest money deposit. Missing 4 months bank statements shown in US currency as required for Foreign National program. File has a portfolio summary shown in EUs. Per 1008, Loan approved at 50.911% DTI, however no evidence SG Wiaver Exception form found in file. Note: Expanded DTI program is not eligible for Foreign National borrowers.	BUYER - GENERAL COMMENT (2018-07-02): ([Redact])The EMD should also be fine as these funds were wired from parents, from Italy to daughters US Bank account
REVIEWER - GENERAL COMMENT (2018-07-02): Gift funds letter reflects accounts [Redact] and [Redact]  Please provide verification EMD funds came from one of these accounts.  Issue remains open.
BUYER - GENERAL COMMENT (2018-07-05): ([Redact])EMD deposit were part of gift funds from parents.  [Redact] elects to waive with compensating factors:
Time on Job of 5 years or greater:  26.41 years
FICO score above minimum by 20 points or greater
REVIEWER - WAIVED COMMENT (2018-07-06): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2018-07-02): ([Redact])The asset documentation in file should suffice as portfolio shows individual balances and as an aggregated balance and inception date.  Also provided a currency converted for US Dollars to EUs.
REVIEWER - GENERAL COMMENT (2018-07-02): [Redact] Guidelines state borrower must have a copy of the last 4 months bankstatement and they must be transalated into English language and shown in US currency.  Issue remains open
BUYER - GENERAL COMMENT (2018-07-05): ([Redact])[Redact] elects to waive with compensating factors:

Time on Job of 5 years or greater:  26.41 years
FICO score above minimum by 20 points or greater
REVIEWER - WAIVED COMMENT (2018-07-06): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2018-07-02): ([Redact])[Redact] elects to waive with compensating factors:
Time on Job of 5 years or greater:  26.41 years
FICO score above minimum by 20 points or greater
															REVIEWER - WAIVED COMMENT (2018-07-02): Client elected to waive the exception with verified compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: . Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Transfer tax and owners title policy fees listed on consume's CD, all other fees listed on seller's CD	REVIEWER - CURED COMMENT (2018-07-06): NonQM submission provided. BUYER - WAIVED COMMENT (2018-07-09): Non-material: Seller paid fees on bwr's CD were the only seller paid fees on behalf of borrower. Additional Fees on the Seller CD were costs to the seller. Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	FICO score above minimum by 20 points or greater Time on Job of 5 years or greater: 26.41 years		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	504753	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Bank debit or canceled checks for rent payments of XXXX not provided. Borrower residing sinceXX/XX/XXXX. VOR in file reflects borrower's name and rent of $1254 Loan application indicates rent free. Rent Free letter from spouse not acceptable.	BUYER - GENERAL COMMENT (2018-06-28): ([Redact])Prior residence was only temporary as borrower sold prior home (mortgage history verified) and waiting to purchase subject property. [Redact] elects to waive with compensating factors: Time on Job of 5 years or greater. Job stability of 9.8 years. DTI below max by 5% or greater, 28.23% vs 43% FICO score above minimum by 20 points or greater. 691 vs 580 PITIA reserves above minimum by 6 months or greater: 25.87 vs 3 REVIEWER - WAIVED COMMENT (2018-06-28): Client elected to waive the exception with verified compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $116.75 exceeds tolerance of $75.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,280.00 exceeds tolerance of $1,140.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.52950% or Final Disclosure APR of 6.53100% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: CD reflects $41.75, calculates to be $1,181.75. Cure for $1,140 discount fee was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $ 41.75 was given to the borrower at closing for the credit report fee
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $1,140 on LE and as $2,280 on Final CD.  No evidence found of VCC for this increase in discount points.
Federal Compliance - Federal HPML 2014 Compliant: Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Sellers CD includes a $295 Real Estate Admin Fee in Section H, and increased fee for Commission of $8550.00 vs $7125 as reflected on the Final Consumer CD.	REVIEWER - CURED COMMENT (2018-07-02): Seller provided corrected CD and LOE
REVIEWER - CURED COMMENT (2018-06-20): CD reflects [Redact] tolerance cure
BUYER - GENERAL COMMENT (2018-07-02): ([Redact])please see PC CD, LOE and copy of refund
REVIEWER - CURED COMMENT (2018-07-02): Seller provided corrected CD, LOE, copy of refund check and proof of delivery
REVIEWER - WAIVED COMMENT (2018-06-20): Compliant Higher Priced Mortgage Loan for [Redact] and FED
BUYER - WAIVED COMMENT (2018-07-05): non-material: . Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	DTI below max by 5% or greater, 28.23% vs 43% FICO score above minimum by XX points or greater. XXX vs 580 PITIA reserves above minimum by 6 months or greater: 25.87 vs 3 Time on Job of 5 years or greater. Job stability of X years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	652392	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX NSF	Missing letter of explanation for 1 overdraft fee reflected inXX/XX/XXXX bank statement and 2 overdraft fees reflected inXX/XX/XXXX bank statement.	REVIEWER - GENERAL COMMENT (2018-07-03): Seller provided LOE for credit derogatory accounts. Please provide LOE for NSF fees.
BUYER - GENERAL COMMENT (2018-07-05): ([Redact])Borrower has overdraft protection.  [Redact] elects to waive with compensating factors:
DTI below max by 5% or greater, 31.91 % vs 43%
Time on Job of 5 years or greater 5 yrs vs 19 yrs
Residual income greater than 3X the VA.  [Redact] vs [Redact] required per 1008
PITIA reserves above minimum by 6 months or greater:  15.25 vs 9
															REVIEWER - WAIVED COMMENT (2018-07-06): Client elected to waive the exception with verified compensating factors.	1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.16670% or Final Disclosure APR of 8.17600% is in excess of allowable threshold of APOR 4.59% + 2.5%, or 7.09000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: $50 HOA Closing fee and $75 Post Closing fee not reflected on borrower's CD.	REVIEWER - WAIVED COMMENT (2018-06-26): Compliant Higher Priced Mortgage Loan for [Redact] and FED BUYER - WAIVED COMMENT (2018-07-09): Non-material: Seller paid fees on bwr's CD were the only seller paid fees on behalf of borrower. Additional Fees on the Seller CD were costs to the seller. Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	DTI below max by 5% or greater, 31.91 % vs 43% PITIA reserves above minimum by 6 months or greater: 15.25 vs 9 Residual income greater than 3X the VA. $XXXX vs $1,623 required per 1008 Time on Job of 5 years or greater 5 yrs vs XX yrs		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	858708	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions: TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Total of Payments of $1,201,985.73 disclosed on the Final Closing Disclosure dated XX/XX/XXXX is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $1,202,421.35  provided on XX/XX/XXXX, a difference of $435.62000. (Post-CloXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: Closing costs financed per final CD are -$7,018.27. Calculated closing costs financed are $7,018.27. Variance is $14,036.54.
Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions: Several fees were increased, decreased, or added on the PCCD causing TOP to be under disclosed by $435.62. Need evidence that increases resulting in under disclosure were due to events occurring after consummation, otherwise, cure required.  Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission, updated CD and proof of delivery.
																						Federal Compliance - TRID Final Closing Disclosure Closing Date: Security instrument was notarizedXX/XX/XXXX. Closing date on final CD isXX/XX/XXXX.	REVIEWER - CURED COMMENT (2018-06-29): Cured on CD dated [Redact] REVIEWER - CURED COMMENT (2018-06-29): A corrected post close CD dated [Redact] letter of explanation to the borrowers, updated Notice of Right to Cancel, copy of a refund check for [Redact] and evidence of delivery have been provided. REVIEWER - CURED COMMENT (2018-06-29): Received PC CD and LOE to borrower with correct closing date	Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B